As filed with the Securities and Exchange Commission on May 29, 2008
Securities Act File No. 333-150301

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

June 4, 2008

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees (“Board”) has called a special meeting of shareholders (the “Special Meeting”) of ING Capital Guardian U.S. Equities Portfolio (“Capital Guardian U.S. Equities Portfolio”), which is scheduled for 10:00 a.m., Local time, on July 29, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Capital Guardian U.S. Equities Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Capital Guardian U.S. Equities Portfolio with and into ING VP Growth and Income Portfolio (“VP Growth and Income Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Capital Guardian U.S. Equities Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Capital Guardian U.S. Equities Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Capital Guardian U.S. Equities Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of VP Growth and Income Portfolio instead of shares of Capital Guardian U.S. Equities Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a larger portfolio whose investment objective is to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

AFTER CAREFUL CONSIDERATION, THE BOARD OF CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than July 28, 2008.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

(This page intentionally left blank)

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Capital Guardian U.S. Equities Portfolio

Scheduled for July 29, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING Capital Guardian U.S. Equities Portfolio (“Capital Guardian U.S. Equities Portfolio”) is scheduled for July 29, 2008, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between Capital Guardian U.S. Equities Portfolio and ING VP Growth and Income Portfolio (“VP Growth and Income Portfolio”), providing for the reorganization of Capital Guardian U.S. Equities Portfolio with and into VP Growth and Income Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 1, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Capital Guardian U.S. Equities Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 4, 2008

(This page intentionally left blank)

ING VP GROWTH AND INCOME PORTFOLIO

PROXY STATEMENT/PROSPECTUS

June 4, 2008

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Portfolio Characteristics	8
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	9
Comparison of Portfolio Performance	12

COMPARISON OF FEES AND EXPENSES	15
Management Fees	15
Sub-Adviser Fees	15
Administration Fees	16
Distribution and Service Fees	16
Expense Tables	16
Portfolio Expenses	17
Portfolio Transitioning	19
Key Differences in the Rights of Capital Guardian U.S. Equities Portfolio’s Shareholders and VP Growth and Income Portfolio’s Shareholders	20

INFORMATION ABOUT THE REORGANIZATION	21
The Reorganization Agreement	21
Reasons for the Reorganization	21
Board Considerations	22
Tax Considerations	22
Expenses of the Reorganization	22
Future Allocation of Premiums	23

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	23
Form of Organization	23
Advisers	23
Distributor	24
Dividends, Distributions and Taxes	24
Capitalization	25

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	26
Solicitation of Proxies	26
Voting Rights	26
Other Matters to Come Before the Special Meeting	27
Shareholder Proposals	27

APPENDICES
Appendix A –Agreement and Plan of Reorganization	A-1
Appendix B – Additional Information Regarding ING VP Growth and Income Portfolio	B-1
Appendix C – Security Ownership of Certain Beneficial and Record Owners	C-1

(This page intentionally left blank)

PROXY STATEMENT/PROSPECTUS

June 4, 2008

PROXY STATEMENT FOR:

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING VP GROWTH AND INCOME PORTFOLIO

(A Series of ING Variable Funds)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders (the “Special Meeting”) of ING Capital Guardian U.S. Equities Portfolio (“Capital Guardian U.S. Equities Portfolio”) to be held on July 29, 2008.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Capital Guardian U.S. Equities Portfolio with and into ING VP Growth and Income Portfolio (“VP Growth and Income Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of Capital Guardian U.S. Equities Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of VP Growth and Income Portfolio, this Proxy Statement also serves as a Prospectus for VP Growth and Income Portfolio.  VP Growth and Income Portfolio is an open-end management investment company, which seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 4, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Service Class (“Class S”) and Service 2 Class (“Class S2”) prospectuses of Capital Guardian U.S. Equities Portfolio, dated April 28, 2008, which are incorporated by reference (File No: 033-23512), and the Class S Prospectus of VP Growth and Income Portfolio, dated April 28, 2008.  Each Portfolio’s SAI, dated April 28, 2008, is also incorporated herein by reference (for Capital Guardian U.S. Equities Portfolio, File No: 033-23512; for VP Growth and Income Portfolio, File No: 002-51739).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The annual report for each Portfolio for the fiscal year ended December 31, 2007 and the semi-annual report for each Portfolio for the fiscal period ended June 30, 2007 (for Capital Guardian U.S. Equities Portfolio, File No: 811-05629, for VP Growth and Income Portfolio, File No: 811-02514) are incorporated herein by reference.  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, a copy of which is attached hereto as Appendix A.  Also, you should consult the Class S prospectus, dated April 28, 2008, for more information about VP Growth and Income Portfolio.

The Proposed Reorganization

At a meeting held on March 27, 2008, the Board of Trustees (the “Board”) of Capital Guardian U.S. Equities Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Capital Guardian U.S. Equities Portfolio to VP Growth and Income Portfolio in exchange for shares of beneficial interest of VP Growth and Income Portfolio;

•                  the assumption by VP Growth and Income Portfolio of the liabilities of Capital Guardian U.S. Equities Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of VP Growth and Income Portfolio to the shareholders of Capital Guardian U.S. Equities Portfolio; and

•                  the complete liquidation of Capital Guardian U.S. Equities Portfolio.

Shares of VP Growth and Income Portfolio would be distributed to shareholders of Capital Guardian U.S. Equities Portfolio so that each shareholder would receive a number of full and fractional shares of VP Growth and Income Portfolio equal to the aggregate value of shares of Capital Guardian U.S. Equities Portfolio held by such shareholder.

As a result of the Reorganization, each owner of Class S shares and Class S2 shares of Capital Guardian U.S. Equities Portfolio would become a shareholder of Class S shares of VP Growth and Income Portfolio.  The Reorganization is expected to be effective on September 6, 2008, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of VP Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Capital Guardian U.S. Equities Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  While Capital Guardian U.S. Equities Portfolio’s investment objective is to seek long-term growth of capital and income and VP Growth and Income Portfolio’s investment objective is to seek to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock, both Portfolios anticipate seeking their investment objectives through potential capital appreciation and future income.

•                  Capital Guardian U.S. Equities Portfolio invests at least 80% of its net assets in equity and equity-related securities of issuers located in the United States and greater consideration is given to potential appreciation and future dividends than to current income when the Portfolio’s sub-adviser selects investments for the Portfolio. VP Growth and Income Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser believes have significant potential for capital appreciation or income growth or both;

•                  Capital Guardian U.S. Equities Portfolio can normally be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase, while the sub-adviser to VP Growth and Income Portfolio emphasizes stocks of larger companies but also looks to invest in stocks of mid-sized companies;

•                  Capital Guardian U.S. Equities Portfolio is advised by Directed Services LLC (“DSL”), an ING affiliate, and sub-advised by Capital Guardian Trust Company (“Capital Guardian”), while VP Growth and Income Portfolio is advised by ING Investments, LLC (“ING Investments”) and sub-advised by ING Investment Management Co. (“ING IM”);

•                  Capital Guardian U.S. Equities Portfolio is the smaller Portfolio (approximately $484.9 million in net assets compared to $2,822.5 million in net assets for VP Growth and Income Portfolio, as of December 31, 2007);

•                  Shareholders of Capital Guardian U.S. Equities Portfolio, after becoming shareholders of VP Growth and Income Portfolio, will benefit from VP Growth and Income Portfolio’s lower annual advisory fees;

•                  As a result of the Reorganization, the gross and net expenses per share for Class S and Class S2 shareholders of Capital Guardian U.S. Equities Portfolio will be lower;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•                  In connection with the Reorganization, certain holdings of Capital Guardian U.S. Equities Portfolio may be sold shortly prior to the Closing Date.  The sub-adviser to VP Growth and Income Portfolio may also sell portfolio securities that it acquired from Capital Guardian U.S. Equities Portfolio after the Closing Date.  In addition, both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process.  Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Capital Guardian U.S. Equities Portfolio nor its shareholders, nor VP Growth and Income Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The unaudited gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of December 31, 2007, are as follows:

	Class S	Class S2(1)
Gross Expenses Before the Reorganization:
Capital Guardian U.S. Equities Portfolio	1.00%	1.25%
VP Growth and Income Portfolio	0.84%	N/A

	Class S	Class S2(1)
Net Expenses Before the Reorganization (After Fee Waiver)
Capital Guardian U.S. Equities Portfolio	1.00%	1.15%(2)
VP Growth and Income Portfolio	0.84%	N/A

Class S
After the Reorganization: VP Growth and Income Portfolio Pro Forma
Gross estimated expenses of VP Growth and Income Portfolio	0.84%
Net estimated expenses of VP Growth and Income Portfolio	0.84%

(1)       Capital Guardian U.S. Equities Portfolio Class S2 will merge into VP Growth and Income Portfolio Class S.

(2)       IFD has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of Capital Guardian U.S. Equities Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.15%.  Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2009.  There is no guarantee that this waiver will continue after this date.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of thirty percent of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.   A majority of the shareholders present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii) in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO APPROVED THE PROPOSED REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Capital Guardian U.S. Equities Portfolio and VP Growth and Income Portfolio:

	Capital Guardian U.S. Equities Portfolio	VP Growth and Income Portfolio
Investment Objective	Seek long-term growth of capital and income. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Seek to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•      The sub-adviser seeks to achieve the Portfolio’s investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the sub-adviser will consider such factors as the place of listing and the location of the issuer’s incorporation and headquarters.

•      In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The sub-adviser is not constrained by a particular investment style, and may invest in “growth” or “value” securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.

•      The Portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended and the rules and regulations thereunder.

•      The Portfolio may also hold equity securities whose principal markets are in the United States (including ADRs and other U.S. registered foreign securities). The Portfolio may invest a portion of its assets in debt securities and cash equivalents.

•      The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser believes have significant potential for capital appreciation or income growth or both.

•      The sub-adviser may invest principally in common stocks and securities convertible into common stock having significant potential for capital appreciation, may purchase common stocks principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

•      The sub-adviser utilizes a multi-manager approach for portfolio construction. Both the senior portfolio managers and all of the sector analysts on the team participate in the process, with the sector analysts determining the security selection for each of their sectors for a dedicated portion of the overall portfolio. The senior portfolio managers are responsible for the overall allocation of assets for the portfolio, including management of the portfolio’s overall risk profile.

•      In managing the Portfolio, the sub-adviser:

•      Emphasizes stocks of larger companies.

•      Looks to strategically invest the Portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers, depending upon market conditions.

•      Utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates)

	Capital Guardian U.S. Equities Portfolio	VP Growth and Income Portfolio
• The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

to select securities within each class. In analyzing  these characteristics, the sub-adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

•      The Portfolio may invest in derivative instruments including, but not limited to, put and call options. The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

•      The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	DSL	ING Investments

Sub-Adviser	Capital Guardian	ING IM

Portfolio Manager(s)	Karen A. Miller, Michael R. Ericksen, David Fisher, Theodore Samuels, Eugene P. Stein, Terry Berkemeier and Alan J. Wilson	Christopher Corapi

As you can see from the chart, the Portfolios have similar investment objectives.  Capital Guardian U.S. Equities Portfolio seeks long-term growth of capital and income, while VP Growth and Income Portfolio seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock, anticipating that capital appreciation and investment income will both be major factors in achieving total return.  Capital Guardian U.S. Equities Portfolio invests at least 80% of its net assets in equity and equity-related securities of issuers located in the United States while VP Growth and Income Portfolio invests at least 65% of its total assets in common stocks that its sub-adviser believes have significant potential for capital appreciation or income growth or both.  VP Growth and Income Portfolio may engage in option writing and also invest in derivative instruments such as put and call options.

With respect to capitalization, Capital Guardian U.S. Equities Portfolio invests in companies with a market capitalization of greater than $1 billion at the time of purchase while VP Growth and Income Portfolio emphasizes stocks of larger companies but also looks to invest in stocks of mid-sized companies.  With respect to each Portfolio’s ability to invest in foreign securities, VP Growth and Income Portfolio may invest up to 25% of its total assets in stocks of foreign issuers while Capital Guardian U.S. Equities Portfolio does not have such a limit but may hold ADRs, EDRs and GDRs.  However, because of its 80% policy of investing in U.S. securities, Capital Guardian U.S. Equities Portfolio may have less exposure to foreign securities than VP Growth and Income Portfolio. Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

                The following table compares certain characteristics of the Portfolios as of December 31, 2007:

	Capital Guardian U.S. Equities Portfolio		VP Growth and Income Portfolio
Net Assets	$484.9 million		$2,822.5 million
Number of Holdings	175		94
Fund Turnover Rate	37%		146%
Average market capitalization(1) of companies in the Fund	$67.3 billion		$108.3 billion
Market capitalization(1) range of companies in Fund:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	74.0%		79.0%
Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	17.3%		15.4%
Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	0.1%		0.0%
Top 5 Industries (as% of net assets)	Pharmaceuticals	7.5%	Oil & Gas	9.4%
	Retail	6.9%	Telecommunications	7.0%
	Diversified Financial Services	6.8%	Diversified Financial Services	6.7%
	Telecommunications	5.6%	Pharmaceuticals	6.3%
	Internet	4.9%	Software	5.9%

U.S. Equity Securities (as a% of market value*)	$436,461,398	91.4%	$2,586,175,815	94.5%

Foreign Securities (as a% of market value*)	$39,640,073	8.3%	$151,391,782	5.5%

Top 10 Holdings (as a% of net assets)	Google, Inc. – Class A	2.7%	Exxon/Mobil Corp.	4.6%
	UnitedHealth Group, Inc.	2.2%	Microsoft Corp.	4.1%
	General Electric Co.	2.2%	Johnson & Johnson	3.3%
	JPMorgan Chase & Co.	2.1%	Google, Inc. – Class A	3.1%
	Genentech, Inc.	1.9%	Intel Corp.	2.6%
	Wachovia Corp.	1.8%	Altria Group, Inc.	2.5%
	Target Corp.	1.7%	Procter & Gamble Co.	2.4%
	United Parcel Service, Inc. – Class B	1.7%	Abbott Laboratories	2.2%
	Microsoft Corp.	1.6%	Merck & Co., Inc.	2.1%
	Schlumberger Ltd.	1.5%	General Electric Co.	1.9%

*                 Excluding fixed-income securities and short-term investments.

(1)          For U.S. equities only.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in Capital Guardian U.S. Equities Portfolio are the same as the risks of investing in VP Growth and Income Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Convertible Securities Risk. Both Portfolios are subject to convertible securities risk.  The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions.  The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.  Convertible securities are often lower rated securities.  A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose to do so.

Foreign Investing Risk.  Both Portfolios are subject to foreign investment risk.  There are certain risks in owning foreign securities including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities.  Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.  With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country.  Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

The risks in investing in foreign securities may be greater for countries with an emerging securities market.

Other Investment Companies Risk.  Both Portfolios are subject to other investment companies risk.  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder.  These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others.  ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQ™ (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”).  The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease.  The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.  Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.  Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally.  Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Price Volatility Risk.  Both Portfolios are subject to price volatility risk.  The value of a Portfolio changes as the prices of its investments go up or down.  Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  A Portfolio may invest in securities of larger companies, which sometimes have more stable prices than small companies.  However, the Portfolio may also invest in mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Securities Lending Risk.  Both Portfolios are subject to securities lending risk.  In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities.  When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Small- and Mid-Capitalization Company Risk. Both Portfolios are subject to small- and mid-capitalization company risk.  Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange.  Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Depositary Receipts Risk. Capital Guardian U.S. Equities Portfolio is subject to depositary receipts risk.  The Portfolio may invest in depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Equity Securities Risk.  Capital Guardian U.S. Equities Portfolio is subject equity securities risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.  Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate.  Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions.  Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Growth Investing Risk. Capital Guardian U.S. Equities Portfolio is subject to growth investing risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities.  Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential.  Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.  Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Inability to Sell Securities Risk. Capital Guardian U.S. Equities Portfolio is subject to inability to sell securities risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.  These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market.  The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Manager Risk.  Capital Guardian U.S. Equities Portfolio is subject to manager risk.  The Portfolio’s sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective.  The sub-adviser could do a poor job in executing an investment strategy.  The sub-adviser may use the investment techniques or invest in securities that are not part of the Portfolio’s principal investment strategy.  For example, if market conditions warrant, the Portfolio may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments.  These shifts may alter the risk/return characteristics of the Portfolio and cause it to miss investment opportunities.  Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

Market and Company Risk.  Capital Guardian U.S. Equities Portfolio is subject to market and company risk.  The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses.  Stock prices in general may decline over short or even extended periods.  The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.  Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk.  Capital Guardian U.S. Equities Portfolio is subject to market capitalization risk.  Stocks fall into three broad market capitalization categories — large, medium and small.  Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors.  For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than the Portfolio that invests in larger, fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.  In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Value Investing Risk.  Capital Guardian U.S. Equities Portfolio is subject to value investing risk.  The Portfolio may invest in “value” stocks.  The Portfolio’s sub-adviser may be wrong in its assessment of a company’s value and the stocks the Portfolio holds may not reach what the sub-adviser believes are their full values.  A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced.  Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production.  The market may not favor value-oriented stocks and may not favor equities at all.  During these periods, the Portfolio’s relative performance may suffer.

Derivatives Risk.  VP Growth and Income Portfolio is subject to derivatives risk.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets.  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed.  These may include swap agreements, options, forwards and futures.  Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause the Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value.  A risk of using derivatives is that the Portfolio’s adviser or sub-adviser might imperfectly judge the market’s direction.  For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Market Trends Risk. VP Growth and Income Portfolio is subject to market trends risk.  Although the Portfolio’s sub-adviser emphasizes large-capitalization securities, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large-capitalization securities are in favor.

Portfolio Turnover Risk.  VP Growth and Income Portfolio is subject to portfolio turnover risk.  The Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.  A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.

The bar chart shows the performance of Capital Guardian U.S. Equities Portfolio’s Class S shares for each year since inception.  Class S2 shares will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare Capital Guardian U.S. Equities Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Capital Guardian U.S. Equities Portfolio

Calendar Year-by-Year Returns (%) (1)(2)(3)

(1)          These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)          Class S shares commenced operations on February 1, 2000.

(3)          During the period shown in the chart, the Portfolio’s best quarterly performance was 18.43% for the 2nd quarter of 2003, and the Portfolio’s worst quarterly performance was (19.48)% for the 3rd quarter of 2002.

Comparison of Portfolio Performance

The bar chart shows the performance of VP Growth and Income Portfolio’s Class S shares (2004-2007) and the performance of the another class of shares of the Portfolio, the Class I shares (1998-2003).  Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare VP Growth and Income Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

VP Growth and Income Portfolio

Calendar Year-by-Year Returns (%) (1)(2)(3)(4)

(1)         These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)         Class S shares commenced operations on June 11, 2003.  Class I shares are not offered in this Prospectus.  Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.  Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(3)         Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser to the Portfolio.

(4)         During the period shown in the chart, the Portfolio’s best quarterly performance was 20.01% for the 4th quarter of 1998, and the Portfolio’s worst quarterly performance was (16.37)% for the 3rd quarter of 2002.

Average Annual Total Return

(For the periods ended December 31, 2007)

The table set forth below shows the average annual total returns for each class of shares of Capital Guardian U.S. Equities Portfolio and VP Growth and Income Portfolio compared with a broad-based securities market index.

	1 Year	5 Years (Or life of Class)	10 Years (Or life of Class)
Capital Guardian U.S. Equities Portfolio
Class S Return	(0.43)%	11.74%	4.03%(1)
S&P 500 Index(2)	5.49%	12.83%	2.34%(3)
Class S2 Return	(0.62)%	11.54%	11.70%(4)
S&P 500 Index(2)	5.49%	12.83%	11.27%(5)

VP Growth and Income Portfolio
Class S Return	7.13%	10.72%(6)	N/A
S&P 500 Index(2)	5.49%	11.65%(7)	N/A
Class I Return (adjusted) (8)	7.14%	12.35%	2.62%
S&P 500 Index(2)	5.49%	12.83%	5.91%

(1)          Class S shares commenced operations on February 1, 2000.

(2)          The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(3)          The index return for Class S shares is for the period beginning February 1, 2000.  The index does not reflect fees, brokerage commissions, taxes or other expenses of investing.

(4)          Class S2 shares commenced operations on September 9, 2002.

(5)          The index return for Class S2 shares is for the period beginning September 1, 2002.  The index does not reflect fees, brokerage commissions, taxes or other expenses of investing.

(6)          Class S shares commenced operations on June 11, 2003.

(7)          The index return for Class S shares is for the period beginning June 1, 2003.  The index does not reflect fees, brokerage commissions, taxes or other expenses of investing.

(8)          Class I shares are not offered in this Prospectus.  Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.  Annual returns would differ only to the extent Class S and Class I shares have different expenses.  Class I shares’ performance has been adjusted to reflect the higher expenses of Class S shares.

Additional information regarding VP Growth and Income Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of VP Growth and Income Portfolio, see “Appendix B: Additional Information Regarding ING VP Growth and Income Portfolio.”

Management Fees

Capital Guardian U.S. Equities Portfolio pays DSL, its investment adviser, and VP Growth and Income Portfolio pays ING Investments, its investment adviser, a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a% of Net Assets)
Capital Guardian U.S. Equities Portfolio(1)	0.75% on the first $500 million of the Portfolio’s average daily net assets;
0.70% on the next $250 million of the Portfolio’s average daily net assets;
0.65% on the next $500 million of the Portfolio’s average daily net assets; and
0.60% of the Portfolio’s average daily net assets in excess of $1.25 billion.

VP Growth and Income Portfolio(2)(3)	0.50% on first $10 billion of the Portfolio’s average daily net assets;
0.45% on next $5 billion of the Portfolio’s average daily net assets; and
0.425% of the Portfolio’s average daily net assets in excess of $15 billion.

(1)          Pursuant to a waiver, DSL has agreed to lower the advisory fee for Capital Guardian U.S. Equities Portfolio so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2008 through May 1, 2009.  There is no guarantee that these waivers will continue after these dates.  These agreements will only renew if DSL elects to renew them.

(2)          VP Growth and Income Portfolio may seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

(3)   To seek to achieve a return on uninvested cash or for other reason, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

If the Reorganization is approved by shareholders, VP Growth and Income Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAIs of the Portfolios, each dated April 28, 2008.

Sub-Adviser Fees

DSL pays Capital Guardian and ING Investments pays ING IM, each a sub-adviser to Capital Guardian U.S. Equities Portfolio and VP Growth and Income Portfolio, respectively, a sub-advisory fee, accrued daily and payable monthly, based on each respective Portfolio’s average daily net assets managed during the month.  The following table shows the aggregate annual sub-advisory fee paid to each sub-adviser, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a% of Net Assets)
Capital Guardian U.S. Equities Portfolio	0.500% on the first $150 million of the Portfolio’s average daily net assets;
0.450% on the next $150 million of the Portfolio’s average daily net assets;
0.350% on the next $200 million of the Portfolio’s average daily net assets;
0.300% on the next $500 million of the Portfolio’s average daily net assets;
0.275% on the next $1 billion of the Portfolio’s average daily net assets; and
0.250% thereafter.

VP Growth and Income Portfolio(1)	0.225% on the first $10 billion of the Portfolio’s average daily net assets;
0.203% on the next $5 billion of the Portfolio’s average daily net assets; and
0.191% over $15 billion of the Portfolio’s average daily net assets.

(1)          VP Growth and Income Portfolio may seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  The Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM the same sub-advisory fee currently in place for VP Growth and Income Portfolio.

Administration Fees

The management agreement between ING Investors Trust (“IIT”), on behalf of Capital Guardian U.S. Equities Portfolio, and the investment adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.  Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not “interested persons” of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolio would also bear any extraordinary expenses.

Pursuant to an administrative services agreement between ING Variable Funds (“IVF”) and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of VP Growth and Income Portfolio.  IFS acts as a liaison among these service providers to the Portfolio and is also responsible for monitoring the Portfolio in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolio.  As compensation for its services, IFS is entitled to receive from the Portfolio a fee at an annual rate of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.03% thereafter.

If the Reorganization is approved by shareholders, VP Growth and Income Portfolio will continue to pay the current fee for administrative services.

Distribution and Service Fees

Class S and Class S2 of Capital Guardian U.S. Equities Portfolio and Class S of VP Growth and Income Portfolio each pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Capital Guardian U.S. Equities Portfolio	VP Growth and Income Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Capital Guardian U.S. Equities Portfolio nor VP Growth and Income Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the period ended December 31, 2007.  Pro forma fees show estimated fees of VP Growth and Income Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of December 31, 2007(1)(2)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fee	Distribution (12b-1) and Shareholder Servicing Fees		Other Expenses		Acquired Portfolio Fees and Expenses(3)		Total Portfolio Operating Expenses(4)	Waivers, Reimbursement, and Recoupment		Net Expenses
Class S2

Capital Guardian U.S. Equities Portfolio (5)	0.75%	0.50	%(6)	0.00%		0.00	%(7)	1.25%	(0.10	)%(6)	1.15	%(8)

Class S

Capital Guardian U.S. Equities Portfolio(5)	0.75%	0.25%		0.00%		0.00	%(7)	1.00%	—		1.00	%(9)
VP Growth and Income Portfolio	0.50%	0.25%		0.09	%(10)	0.00	%(7)	0.84%	—		0.84%
VP Growth and Income Portfolio (Surviving Portfolio After the Reorganization) (Estimated VP Growth and Income Portfolio Pro Forma) (Unaudited)	0.50%	0.25%		0.09	%(10)	—		0.84%	—		0.84%

(1)

The fiscal year end for each Portfolio is December 31.  This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets.  These ratios are based on each Portfolio’s actual operating expenses as of December 31, 2007, as adjusted for contractual changes and waivers, if any.

(2)

Annual portfolio operating expenses are not shown for ADV Class and Class I of Capital Guardian U.S. Equities Portfolio because these classes were dissolved on March 31, 2008.  Capital Guardian U.S. Equities Portfolio Class S2 will merge into VP Growth and Income Portfolio Class S.

(3)

The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly.  These fees and expenses include each Portfolio’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolios’ allocation of assets to, and the annualized net expenses of, the particular Acquired Funds.  The impact of these fees and expenses is shown in “Net Expenses.”

(4)

The Total Portfolio Operating Expenses shown may be higher than a Portfolio’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolios and do not include Acquired Fund Fees and Expenses.

(5)

The management agreement between IIT, on behalf of Capital Guardian U.S. Equities Portfolio, and the investment adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.  Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not “interested persons” of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolio would also bear any extraordinary expenses.

(6)

IFD has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.  Absent this waiver, the distribution fee is 0.25% of net assets.  The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(7)	Amount represents less than 0.01% and is included in “Other Expenses.”

(8)

A portion of the brokerage commissions that Capital Guardian U.S. Equities Portfolio pays is used to reduce the Portfolio’s expenses.  Including these reductions, the total “Net Expenses” for the Portfolio for the year ended December 31, 2007 would have been 1.14%.  This arrangement may be discontinued at any time.

(9)

A portion of the brokerage commissions that Capital Guardian U.S. Equities Portfolio pays is used to reduce the Portfolio’s expenses.  Including these reductions, the total “Net Expenses” for the Portfolio for the year ended December 31, 2007 would have been 0.99%.  This arrangement may be discontinued at any time.

(10)	IFS receives an annual administration fee equal to 0.055% on the first $5 billion of daily net assets and 0.03% of daily net assets thereafter of VP Growth and Income Portfolio.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Capital Guardian U.S. Equities Portfolio(1)				VP Growth and Income Portfolio
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class S	$102	$318	$552	$1,225	$86	$268	$466	$1,037
Class S(2)	$117	$387	$677	$1,502	N/A	N/A	N/A	N/A

	Estimated VP Growth and Income Portfolio Pro Forma: the Portfolios Combined
	1 Year	3 Years	5 Years	10 Years
Class S	$86	$268	$466	$1,037

(1)        Examples are not shown for ADV Class and Class I of Capital Guardian U.S. Equities Portfolio because these classes were dissolved on March 31, 2008.  Capital Guardian U.S. Equities Portfolio Class S2 will merge into VP Growth and Income Portfolio Class S.

(2)        The example numbers reflect the contractual expense waivers for the one-year period and the first year of the three-, five- and ten year periods.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Capital Guardian U.S. Equities Portfolio may sell all or a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to VP Growth and Income Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that VP Growth and Income Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to VP Growth and Income Portfolio may also sell portfolio securities that it acquired from Capital Guardian U.S. Equities Portfolio, and VP Growth and Income Portfolio may not be immediately fully invested in accordance with its strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and ETFs, and enter into and close futures contracts or other derivative transactions.  During the transition period, VP Growth and Income Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time, would result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of Capital Guardian U.S. Equities Portfolio’s Shareholders and VP Growth and Income Portfolio’s Shareholders

Capital Guardian U.S. Equities Portfolio is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  VP Growth and Income Portfolio is organized as a separate series of IVF, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  Key differences under the Portfolios’ Declarations of Trust/Bylaws are presented below.

Capital Guardian U.S. Equities Portfolio	VP Growth and Income Portfolio

With the approval of the holders of a majority of the Shares, the Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the Shares or securities of, and enter into any contracts with any such corporation, trust, partnership, association or organization, or any corporation, trust, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interest.  The Trustee may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect.  Nothing contained herein shall be construed as requiring approval of Shareholders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organizations or entities.

When authorized by an instrument in writing signed by a majority of the Trustees, or another instrument executed by an officer of the Trust pursuant to a vote of a majority of the Trustees, the Trustees may, without the vote or consent of Shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, limited liability company, association or other organization, or a series or class of any of them, to acquire all or a portion of the Trust Property or the property of any Series or Class or to carry on any business in which the Trust or the Series or Class shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property or the property of any Series or Class to any such corporation, trust, partnership, limited liability company, association or organization, or series or class thereof, in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, partnership, limited liability company, association or organization, or series or class thereof, in which the Trust or the Series or Class holds or is about to acquire shares or any other interest.

Consolidation or merger shall require the approval of a majority shareholder vote of each Series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

The Trustees may also, without the vote or consent of Shareholders, cause a merger or consolidation between the Trust or any Series or any successor thereto and any such corporation, trust, partnership, limited liability company, association or other organization, or a series or class of any of them, if and to the extent permitted by law, as provided under the law then in effect.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Capital Guardian U.S. Equities Portfolio in exchange for shares of beneficial interest of VP Growth and Income Portfolio and the assumption by VP Growth and Income Portfolio of Capital Guardian U.S. Equities Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of VP Growth and Income Portfolio to shareholders of Capital Guardian U.S. Equities Portfolio, as provided for in the Reorganization Agreement.  Capital Guardian U.S. Equities Portfolio will then be liquidated.

Each shareholder of Class S and Class S2 shares of Capital Guardian U.S. Equities Portfolio will hold, immediately after the Closing Date, Class S shares of VP Growth and Income Portfolio having an aggregate value equal to the aggregate value of the shares of Capital Guardian U.S. Equities Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of VP Growth and Income Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Capital Guardian U.S. Equities Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL and ING Investments also believe that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Boards of Trustees of the Portfolios at a meeting held on March 27, 2008 for Capital Guardian U.S. Equities Portfolio, and March 13, 2008 for VP Growth and Income Portfolio.  The Board of Trustees of each Portfolio, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow Capital Guardian U.S. Equities Portfolio’s shareholders to participate in VP Growth and Income Portfolio, a professionally managed portfolio that shares a similar investment objective which is to seek to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return for VP Growth and Income Portfolio.  Additionally, the proposed Reorganization will result in lower gross and net expenses for all shareholders of the disappearing Capital Guardian U.S. Equities Portfolio.

Board Considerations

The Board of Capital Guardian U.S. Equities Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  Management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Capital Guardian U.S. Equities Portfolio’s shareholders, including that the surviving Portfolio would have a significantly larger asset base and should be better positioned to achieve economies of scale;

•                  the expense ratios and information regarding fees and expenses of Capital Guardian U.S. Equities Portfolio, including that the gross and net expenses per share for Class S and Class S2 shareholders of Capital Guardian U.S. Equities Portfolio will be reduced as a result of the Reorganization;

•                  the relative investment performance of the Portfolios, including that VP Growth and Income Portfolio has superior total returns;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts) or the interests of Variable Contract Owners or Plan Participants;

•                  the comparability of investment objectives, policies, restrictions, management and portfolio holdings of the Portfolios, including that each Portfolio has a substantially similar investment objective;

•                  direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization;

•                  that if the Reorganization is approved by shareholders, certain holdings of Capital Guardian U.S. Equities Portfolio may be sold shortly prior to the Closing Date and certain portfolio securities that VP Growth and Income Portfolio acquired from Capital Guardian U.S. Equities Portfolio may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on page 19; and

•                  the net revenue benefits for the group of DSL, ING Investments and ING IM as a result of the Reorganization, including the net revenue benefits accrued as the result of transitioning from Capital Guardian, a sub-adviser unaffiliated with DSL and ING Investments, to ING IM, an affiliate of DSL and ING Investments.

The Board of Capital Guardian U.S. Equities Portfolio recommends that shareholders approve the Reorganization with VP Growth and Income Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither Capital Guardian U.S. Equities Portfolio nor its shareholders, nor VP Growth and Income Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Capital Guardian U.S. Equities Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne solely by DSL or an affiliate.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Capital Guardian U.S. Equities Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the Capital Guardian U.S. Equities Portfolio will be allocated to VP Growth and Income Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Capital Guardian U.S. Equities Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board of Trustees consisting of ten members. For more information on the history of IIT, see the SAI of Capital Guardian U.S. Equities Portfolio.

VP Growth and Income Portfolio is organized as a series of IVF, an open-end management investment company organized as a Massachusetts business trust.  IVF is governed by a Board of Trustees consisting of eight members. For more information on the history of IVF, see the SAI of VP Growth and Income Portfolio.

Advisers

DSL, a Delaware limited liability company, serves as the investment adviser to Capital Guardian U.S. Equities Portfolio.  DSL has overall responsibility for the management of the Portfolio.  DSL oversees all investment advisory and portfolio management services for the Portfolio.  DSL acts as a “manager-of-managers” for the Portfolio.  DSL delegates to a sub-adviser of the Portfolio the responsibility for investment management, subject to DSL’s oversight.  DSL is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2007, DSL managed approximately $47.4 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged Capital Guardian as sub-adviser to Capital Guardian U.S. Equities Portfolio to provide the day-to-day management of each respective Portfolio.  DSL is responsible for monitoring the investment programs and performance of the sub-adviser with respect to the Portfolio.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either the Portfolio’s Board or DSL.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio.

ING Investments, an Arizona limited liability company, serves as the investment adviser to VP Growth and Income Portfolio.  ING Investments has overall responsibility for the management of VP Growth and Income Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio. the Portfolio.  ING Investments is registered with the SEC as an investment adviser.  ING Investments became an investment management firm in April of 1995.  As of December 31, 2007, ING Investments managed approximately $54 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments has engaged ING IM as sub-adviser to VP Growth and Income Portfolio to provide the day-to-day management of the Portfolio.  ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser with respect to the Portfolio.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either the Portfolio’s Board or ING Investments.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or ING Investments may assume day-to-day investment management of the Portfolio.

Both DSL and ING Investments are indirect, wholly owned subsidiaries of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in

Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

For information regarding the basis for the Boards of Trustees’ approval of portfolio management relationships, please refer to the Portfolios’ annual reports for the fiscal year ended December 31, 2007.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Capital Guardian U.S. Equities Portfolio’s shareholders, then as soon as practicable before the Closing Date, Capital Guardian U.S. Equities Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2007, and on a pro forma basis as of December 31, 2007, giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital Guardian U.S. Equities Portfolio

ADV Class(1)	$923	$11.19	83
Class I(1)	$896	$11.27	79
Class S	$476,384,015	$11.31	42,130,172
Class S2(2)	$8,503,344	$11.28	753,705

VP Growth and Income Portfolio

ADV Class	$1,210,898	$24.61	49,198
Class I	$2,796,115,289	$24.76	112,925,801
Class S	$25,168,811	$24.63	1,021,794

Pro Forma – VP Growth and Income Portfolio including Capital Guardian U.S. Equities Portfolio

ADV Class(1) (3)	$1,211,821	$24.61	49,241
Class I(1) (3)	$2,796,116,185	$24.76	112,928,764
Class S (3)	$510,056,170	$24.63	20,708,654

(1)        ADV Class and Class I of Capital Guardian U.S. Equities Portfolio were dissolved on March 31, 2008.  However, for the purposes of this capitalization table, ADV Class is shown merging into ADV Class of VP Growth and Income Portfolio and Class I is shown merging into Class I of VP Growth and Income Portfolio.

(2)          Class S2 of Capital Guardian U.S. Equities Portfolio will merge into Class S of VP Growth and Income Portfolio.

(3)          Reflects net issued (retired) shares of Capital Guardian U.S. Equities Portfolio of (40), 2,884, (22,443,312) and (753,705) for ADV Class, Classes I, S and S2, respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 4, 2008.  In addition to the solicitation of proxies by mail, employees of DSL, ING Investments and their affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  The cost of the proxy solicitation will be borne solely by DSL or an affiliate.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-366-0066.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Capital Guardian U.S. Equities Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Capital Guardian U.S. Equities Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Capital Guardian U.S. Equities Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Capital Guardian U.S. Equities Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Capital Guardian U.S. Equities Portfolio at the close of business on May 1, 2008 (the “Record Date”) will be entitled to be present and give voting instructions for Capital Guardian U.S. Equities Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on July 28, 2008.  As of the Record Date, the following shares of beneficial interest of Capital Guardian U.S. Equities Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
Class S	38,747,624.339
Class S2	680,854.192
Total	39,428,478.531

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of thirty percent of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii) in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless, if after the adjournment, a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of May 1, 2008, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of May 1, 2008, owned beneficially or of record 5% or more of the outstanding shares of any class of Capital Guardian U.S. Equities Portfolio or VP Growth and Income Portfolio.

Other Matters to Come Before the Special Meeting

Capital Guardian U.S. Equities Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Capital Guardian U.S. Equities Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Capital Guardian U.S. Equities Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

June 4, 2008

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 27th day of March, 2008, by and between ING Variable Funds (“IVF”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING VP Growth and Income Portfolio (the “Acquiring Portfolio”), and ING Investors Trust (“IIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Capital Guardian U.S. Equities Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Service Class (“Class S”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of IVF has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IIT has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.                              Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Class S shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Service 2 Class (“Class S2”) shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by IIT, on behalf of the Acquired Portfolio, to IVF, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; (ii) distribute to the Acquired Portfolio’s shareholders of record with respect to Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class S received by the Acquired Portfolio pursuant to paragraph 1.1; and (iii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to Class S and Class S2 Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class S and Class S2 shares of the Acquired Portfolio will represent a number of Class S Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class S Acquiring Portfolio Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.                              The net asset value of a Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.                              The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class S assets shall be determined by dividing the value of the net assets with respect to the Class S shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class S Acquiring Portfolio Share, determined in accordance with paragraph 2.2.  The number of Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class S2 assets shall be determined by dividing the value of the net assets with respect to the Class S2 shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class S Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.                                      CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be September 6, 2008 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.                              Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquired Portfolio, represents and warrants to IVF as follows:

(a)                      The Acquired Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                     All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by IVF, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2007 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                         Since December 31, 2007, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                      On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                   All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                              Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IVF, IVF, on behalf of the Acquiring Portfolio, represents and warrants to IIT as follows:

(a)                      The Acquiring Portfolio is duly organized as a series of IVF, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IVF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     IVF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IVF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IVF, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                     Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IVF, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  IVF, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2007 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since December 31, 2007, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                      For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                         All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IVF and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                   The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of IVF, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                     Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                     The information to be furnished by IVF for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                     That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                              The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Portfolio covenants that the Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S Acquiring Portfolio Shares received at the Closing.

5.8.                              The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              IIT, on behalf of the Acquired Portfolio, covenants that IIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IVF, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) IVF’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IIT’s election, to the performance by IVF, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of IVF, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              IVF shall have delivered to IIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to IIT and dated as of the Closing Date, to the effect that the representations and warranties of IVF, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IIT shall reasonably request;

6.3.                              IVF, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IVF, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class S Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IVF, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IVF’s election, to the performance by IIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of IIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              IIT shall have delivered to IVF a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IIT;

7.3.                              IIT shall have delivered to IVF on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IVF and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IVF shall reasonably request;

7.4.                              IIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class S Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IIT, on behalf of the Acquired Portfolio, or IVF, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to IVF.  Notwithstanding anything herein to the contrary, neither IIT nor IVF may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IVF or IIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to IIT and IVF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IIT and IVF.  Notwithstanding anything herein to the contrary, neither IIT nor IVF may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.                              IIT, on behalf of the Acquired Portfolio, and IVF, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquired Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.                        IIT and IVF agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 31, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IIT and IVF; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Variable Funds

ING Investors Trust

7337 East Doubletree Ranch Road

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

Attn: Huey P. Falgout, Jr.

With a copy to:

With a copy to:

Goodwin Procter LLP	Dechert LLP
Exchange Place	1775 I Street, N.W.
53 State Street	Washington, D.C. 20006
Boston, MA 02109	Attn: Jeffrey S. Puretz.
Attn: Philip H. Newman

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as provided in the Declaration of Trust of IIT and IVF, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST, on behalf of its
ING Capital Guardian U.S. Equities Portfolio series

By:	/s/ Todd Modic

Name:	Todd Modic

Title:	Senior Vice President

ING VARIABLE FUNDS, on behalf of its
ING VP Growth and Income Portfolio series

By:	Kimberly A. Anderson

Name:	Kimberly A. Anderson

Title:	Senior Vice President

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING VP GROWTH AND INCOME PORTFOLIO

(THE “PORTFOLIO”)

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolio.  You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you’ve chosen.  You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works.  The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (“ING Funds Distributor” or “Distributor”) the distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio.  You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.  Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors.  However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as investment options and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations.  The Portfolio’s Board of Trustees (“Board”) directed ING Investments, LLC (“ING Investments” or the “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict.  If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company or other permitted investor, which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time.  If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another portfolio that the Board believes is suitable, as long as any required regulatory standards are met, which may include approval by the Securities and Exchange Commission (the “SEC”).

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles.  Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio.  Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans.  Omnibus accounts generally do not identify customers’ trading activity on an individual basis.  The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy.  As a result, shareholders investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.  The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary.  The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading.  There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders.  Due to the disruptive nature of this activity, it can adversely impact the ability of the Portfolio’s Adviser or the sub-adviser to invest assets in an orderly, long-term manner.  Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on the Portfolio’s performance.

Since the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current net asset value (“NAV”), causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies.  This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur even if the Portfolio does not invest in foreign securities.  For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, since the Portfolio holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage.  The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur.  Moreover, decisions about allowing trades in the Portfolio may be required.  These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Classes of Shares

The Portfolio offers ADV Class shares, Class I shares and Class S shares.  ADV Class and Class I shares are not offered in this Prospectus.

Service Fees

ING Variable Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (“Distribution Plan”) for the Class S shares of the Portfolio.  Under the Distribution Plan, the Distributor, the Portfolio’s principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of the Portfolio.  The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares.  The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.  Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies.  In addition to paying fees under the Portfolio’s Distribution Plan, the Portfolio’s Adviser or Distributor (collectively “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.  These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor.  ING Funds Distributor has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.  As of  April 28, 2008, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver and ING USA Annuity and Life Insurance Co. ING Groep N.V. (“ING Groep”) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if a portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners.  Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements.  Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on national holidays and Good Friday.  Portfolio shares will not be priced on those days.  The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter.  The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1).  The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Portfolio’s website is located at www.ingfunds.com.

Management of the Portfolio

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly-owned subsidiary of ING Groep.  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  ING Investments became an investment management firm in April of 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.  The aggregate annual management fees paid by the Portfolio for the most recent fiscal year was 0.50% of the Portfolio’s average daily net assets.

For information regarding the basis for the Board’s approval of the Portfolio’s investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2007.

Sub-Adviser and Portfolio Manager

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio.  ING Investments acts as a “manager-of-managers” for the Portfolio.  ING Investments delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to ING Investment’s oversight.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.  From time to time, ING Investments may also recommend the appointment of additional or the replacement of non-affiliated sub-advisers to the Portfolio’s Board.  It is not expected that ING Investments would normally recommend replacement of affiliated sub-advises as part of its oversight responsibilities.  The Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolio’s Board, to appoint an additional non-affiliated sub-adviser or replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio’s shareholders.  The Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio.  In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING lnvestments or the Portfolio’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING lnvestments may assume day-to-day investment management of the Portfolio.

ING Investment Management Co. (“ING IM” or “Sub-Adviser”), a Connecticut corporation, serves as sub-adviser to the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2007, ING IM managed approximately $73.5 billion in assets.  The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The following individual is responsible for the day-to-day management of the Portfolio:

Christopher Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has co-managed the Portfolio since 2004 and has solely managed the Portfolio since December 2007.  Mr. Corapi joined ING IM in February 2004 and has over 22 years of investment experience.  Prior to joining ING IM, Mr. Corapi served as the Global Head of Equity Research at Federated Investors since 2002.  He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and the Head of Emerging Markets Research at JP Morgan Investment Management beginning in 1998.

                The Portfolio’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from VP Growth and Income Portfolio’s financial statements, which have been audited by KPMG, LLP, an independent registered public accounting firm.

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
							June 11,
							2003(1) to
	Year Ended December 31,						December 31,
	2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$23.30		20.69		19.34	18.26	16.32
Income from investment operations:
Net investment income	$0.37	*	0.20	*	0.14	0.21	0.04
Net realized and unrealized gain on investments	$1.29		2.64		1.41	1.26	1.90
Total from investment operations	$1.66		2.84		1.55	1.47	1.94
Less distributions from:
Net investment income	$0.33		0.23		0.20	0.39	—
Total distributions	$0.33		0.23		0.20	0.39	—
Net asset value, end of period	$24.63		23.30		20.69	19.34	18.26
Total Return(2)%	7.13		13.72		7.98	8.10	11.89
Ratios and Supplemental Data:
Net assets, end of period (millions)	$25		5		2	2	2
Ratios to average net assets:
Expenses(3)%	0.84	†	0.84	†	0.84	0.83	0.84
Net investment income(3)%	1.50	†	0.94	†	0.78	1.18	0.57
Portfolio turnover rate %	146		103		80	139	150

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not       reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Calculated using average number of shares outstanding throughout the period.

† Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

APPENDIX C

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 1, 2008:

ING Capital Guardian U.S. Equities Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	98.6% Class S; 99.9% Class S2; Beneficial	98.6%	13.9%

ING VP Growth and Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
ING Life Insurance & Annuity Co Attn Valuation Unit-TN41 151 Farmington Ave Hartford, CT 06156-0001	92.0% Class A; 20.4% Class S; Beneficial	0.2%	0.2%

ING National Trust 151 Farmington Ave #41 Hartford, CT 06156-0001	8.0% Class A; Beneficial	0.0%	0.0%

ING Life Insurance & Annuity Co Attention Valuation Unit-TS31 151 Farmington Ave Hartford, CT 06156-0001	88.9% Class I; Beneficial	88.0%	75.8%

Reliastar Life Insurance Co FBO SVUL I Attn Jill Barth Conveyor TN41 151 Farmington Ave Hartford, CT 06156-0001	48.7% Class S; Beneficial	0.5%	0.4%

ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	26.9% Class S; Beneficial	0.3%	13.9%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 1, 2008.

C-1

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON July 29, 2008

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                                       To approve an Agreement and Plan of Reorganization by and between ING Capital Guardian U.S. Equities Portfolio and ING VP Growth and Income Portfolio, providing for the reorganization of ING Capital Guardian U.S. Equities Portfolio with and into ING VP Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the
Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 29, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on July 29, 2008 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                                       To approve an Agreement and Plan of Reorganization by and between ING Capital Guardian U.S. Equities Portfolio and ING VP Growth and Income Portfolio, providing for the reorganization of ING Capital Guardian U.S. Equities Portfolio with and into ING VP Growth and Income Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING VARIABLE FUNDS

Statement of Additional Information

June 4, 2008

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

ING Capital Guardian U.S. Equities Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING VP Growth and Income Portfolio (A Series of ING Variable Funds) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Variable Funds (“SAI”) is available to the shareholders of ING Capital Guardian U.S. Equities Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of ING Capital Guardian U.S. Equities Portfolio will be transferred to ING VP Growth and Income Portfolio in exchange for shares of ING VP Growth and Income Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements (iii) the Portfolio Manager’s Report for ING VP Growth and Income Portfolio; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.               The SAI for ING VP Growth and Income Portfolio, dated April 28, 2008, as filed on April 25, 2008 (File No: 002-51739), and the SAI for ING Capital Guardian U.S. Equities Portfolio, dated April 28, 2008, as filed on April 25, 2008 (File No: 033-23512).

2.               The Financial Statements of ING VP Growth and Income Portfolio are included in the Annual Report, dated December 31, 2007, as filed on March 4, 2008 (File No: 811-02514) and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No: 811-02514), and the Financial Statements of ING Capital Guardian U.S. Equities Portfolio are included in the Annual Report, dated December 31, 2007, as filed on March 4, 2008 (File No: 811-05629), and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No: 811-05629).

This SAI is not a prospectus. A Prospectus/Proxy Statement dated June 4, 2008, relating to the Reorganization of ING Capital Guardian U.S. Equities Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING Capital Guardian U.S. Equities Portfolio will be transferred to ING VP Growth and Income Portfolio, in exchange for shares of the ING VP Growth and Income Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2007.  The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2007

	ING	ING
	Capital Guardian	VP Growth and			Pro Forma
	U.S. Equities Portfolio	Income Portfolio	Pro Forma		Combined
	(Disappearing)	(Survivor)	Adjustments		(Unaudited)
ASSETS:
Investments in securities at value+*	$477,514,702	$2,737,567,597			$3,215,082,299
Short-term investments in affiliates at amortized cost	—	59,925,000			59,925,000
Short-term investments at amortized cost	121,894,923	342,423,398			464,318,321
Repurchase agreement	—	—			—
Cash	1,039,554	4,459,343			5,498,897
Cash collateral for futures	—	990,000			990,000
Foreign currencies at value**	—	19,311			19,311
Receivables:
Investment securities sold	956,182	137,481,638			138,437,820
Fund shares sold	2,647,189	14,770			2,661,959
Dividends and interest	752,488	4,129,451			4,881,939
Prepaid expenses	—	1,586			1,586
Reimbursement due from manager	33	—			33
Total assets	604,805,071	3,287,012,094			3,891,817,165

LIABILITIES:
Payable for investment securities purchased	3,334,724	123,298,521			126,633,245
Payable for fund shares redeemed	6,066	2,530,264			2,536,330
Payable for futures variation margin	—	114,125			114,125
Payable upon receipt of securities loaned	116,153,896	336,741,398			452,895,294
Payable to affiliates	421,207	1,359,980			1,781,187
Payable for trustee / director fees	—	69,210			69,210
Other accrued expenses and liabilities	—	403,598			403,598
Total liabilities	119,915,893	464,517,096			584,432,989
NET ASSETS	$484,889,178	$2,822,494,998	$—		$3,307,384,176

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$384,200,363	$4,333,962,550			$4,718,162,913
Undistributed net investment income	3,670,409	—			3,670,409
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures and swaps	69,717,261	(1,827,931,288)			(1,758,214,027)
Net unrealized appreciation of investments, foreign currency related transactions, futures and swaps	27,301,145	316,463,736			343,764,881
NET ASSETS	$484,889,178	$2,822,494,998	$—		$3,307,384,176

+Including securities loaned at value	$111,367,725	$326,408,493			$437,776,218
*Cost of investments in securities	$450,213,557	$2,420,852,039			$2,871,065,596
**Cost of foreign currencies	$—	$19,427			$19,427

Class ADV:
Net assets	$923	$1,210,898			$1,211,821
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$1.00			$1.00
Shares outstanding	83	49,198	(40	) (A)	49,241
Net asset value and redemption price per share	$11.19	$24.61			$24.61

Class I:
Net assets	$896	$2,796,115,289			$2,796,116,185
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$1.00			$1.00
Shares outstanding	79	112,925,801	2,884	(A)	112,928,764
Net asset value and redemption price per share	$11.27	$24.76			$24.76

Class S:
Net assets	$476,384,015	$25,168,811	$8,503,344	(B)	$510,056,170
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$1.00			$1.00
Shares outstanding	42,130,172	1,021,794	(22,443,312	) (A), (B)	20,708,654
Net asset value and redemption price per share	$11.31	$24.63			$24.63

Class S2:
Net assets	$8,503,344	n/a	$(8,503,344	) (B)	n/a
Shares authorized	unlimited	n/a			n/a
Par value	$0.001	n/a			n/a
Shares outstanding	753,705	n/a	(753,705	) (B)	n/a
Net asset value and redemption price per share	$11.28	n/a			n/a

(A)	Reflects net issued (retired) shares of ING Capital Guardian U.S. Equities Portfolio. Calculation: Net assets ÷ NAV per share
(B)	Capital Guardian U.S. Equities Class S2 will merge into VP Growth and Income Class S.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2007

	ING	ING
	Capital Guardian	VP Growth and			Pro Forma
	U.S. Equities Portfolio	Income Portfolio	Pro Forma		Combined
	Portfolio (Disappearing)	Portfolio (Survivor)	Adjustments		(unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,566,049	$52,134,785			$60,700,834
Interest (1)	389,064	4,789,727			5,178,791
Securities lending income	216,462	342,155			558,617
Total investment income	9,171,575	57,266,667	—		66,438,242

EXPENSES:
Investment management fees	—	14,949,836	2,772,880	(A)	17,722,716
Unified fees	4,131,534	—	(4,131,534	) (A)	—
Distribution and service fees:
Class ADV	10	1,242	—		1,252
Class S	1,361,676	20,756	24,732	(B)	1,407,164
Class S2	49,478	—	(49,478	) (B)	—
Transfer agent fees	—	8,328	1,700	(A)	10,028
Administrative service fees	—	1,644,432	305,000	(A)	1,949,432
Shareholder reporting expense	—	158,930	13,900	(A)	172,830
Registration fees	—	2,492	550	(A)	3,042
Professional fees	—	256,555	49,900	(A)	306,455
Custody and accounting expense	—	285,123	52,700	(A)	337,823
Trustee/Director fees	27,966	213,500			241,466
Miscellaneous expense	—	227,811	42,150	(A)	269,961
Interest expense	—	5,994			5,994
Total expenses	5,570,664	17,774,999	(917,500)		22,428,163
Less:
Net waived and reimbursed fees	(9,898)	(58,290)			(68,188)
Brokerage commission recapture	(51,755)	—			(51,755)
Net expenses	5,509,011	17,716,709	(917,500)		22,308,220
Net investment income	3,662,564	39,549,958	917,500		44,130,022

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	70,901,690	309,355,005			380,256,695
Foreign currency related transactions	—	(57,187)			(57,187)
Futures	—	3,093,129			3,093,129
Net realized gain (loss) on investments, foreign currency related transactions and futures	70,901,690	312,390,947	—		383,292,637
Net change in unrealized appreciation or depreciation on:
Investments	(72,848,348)	(132,191,243)			(205,039,591)
Foreign currency related transactions	—	8,729			8,729
Futures	—	(593,144)			(593,144)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(72,848,348)	(132,775,658)	—		(205,624,006)
Net realized and unrealized gain on investments, foreign currency related transactions and futures	(1,946,658)	179,615,289	—		177,668,631
Net increase (decrease) in net assets resulting from operations	$1,715,906	$219,165,247	$917,500		$221,798,653

* Foreign taxes withheld	$99,633	$266,542	$—		$366,175
(1) Affiliated income	$—	$3,794,834	$—		$3,794,834

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Capital Guardian U.S. Equities Class S2 will merge into VP Growth and Income Class S.

See Accompanying Notes to Financial Statements

Portfolios of Investments as of December 31, 2007

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Capital Guardian U.S. Equities Portfolio	ING VP Growth and Income Portfolio	ING VP Growth and Income Portfolio			ING Capital Guardian U.S. Equities Portfolio	ING VP Growth and Income Portfolio	ING VP Growth and Income Portfolio
Shares						Value
COMMON STOCK: 96.9%
				Advertising: 0.0%
32,000	—	32,000	Q	Omnicom Group	$1,520,960	$—	$1,520,960
					1,520,960	—	1,520,960

				Aerospace/Defense: 1.2%
—	324,300	324,300	@,L	BE Aerospace, Inc.	—	17,155,470	17,155,470
48,300	—	48,300	Q	Boeing Co.	4,224,318	—	4,224,318
57,200	177,450	234,650	Q	United Technologies Corp.	4,378,088	13,582,023	17,960,111
					8,602,406	30,737,493	39,339,899

				Agriculture: 2.3%
68,200	940,438	1,008,638		Altria Group, Inc.	5,154,556	71,078,304	76,232,860
					5,154,556	71,078,304	76,232,860

				Airlines: 0.0%
79,200	—	79,200	Q	Southwest Airlines Co.	966,240	—	966,240
					966,240	—	966,240

				Apparel: 0.3%
—	156,250	156,250		Nike, Inc.	—	10,037,500	10,037,500
					—	10,037,500	10,037,500

				Auto Manufacturers: 0.1%
361,100	—	361,100	@,L,Q	Ford Motor Co.	2,430,203	—	2,430,203
48,500	—	48,500	L	General Motors Corp.	1,207,165	—	1,207,165
					3,637,368	—	3,637,368

				Auto Parts & Equipment: 0.0%
41,000	—	41,000	Q	Johnson Controls, Inc.	1,477,640	—	1,477,640
					1,477,640	—	1,477,640

				Banks: 4.4%
—	780,755	780,755		Bank of America Corp.	—	32,213,951	32,213,951
—	174,465	174,465		Bank of New York Mellon Corp.	—	8,506,913	8,506,913
32,900	—	32,900	L,Q	Capital One Financial Corp.	1,554,854	—	1,554,854
—	227,850	227,850	L	Cullen/Frost Bankers, Inc.	—	11,542,881	11,542,881
53,500	—	53,500	Q	Fifth Third Bancorp.	1,344,455	—	1,344,455
—	345,400	345,400		PNC Financial Services Group, Inc.	—	22,675,510	22,675,510
—	348,300	348,300		State Street Corp.	—	28,281,960	28,281,960

28,000	—	28,000	L,Q	SunTrust Bank	1,749,720	—	1,749,720
—	799,700	799,700		US Bancorp.	—	25,382,478	25,382,478
223,509	—	223,509	L,Q	Wachovia Corp.	8,500,047	—	8,500,047
123,300	—	123,300	L,Q	Wells Fargo & Co.	3,722,427	—	3,722,427
					16,871,503	128,603,693	145,475,196

				Beverages: 1.7%
19,800	119,200	139,000	Q	Anheuser-Busch Cos., Inc.	1,036,332	6,238,928	7,275,260
53,400	329,200	382,600		Coca-Cola Co.	3,277,158	20,203,004	23,480,162
77,200	276,150	353,350		PepsiCo, Inc.	5,859,480	20,959,785	26,819,265
					10,172,970	47,401,717	57,574,687

				Biotechnology: 0.4%
138,900	—	138,900	@,Q	Genentech, Inc.	9,316,023	—	9,316,023
176,200	—	176,200	@,L,Q	Millennium Pharmaceuticals, Inc.	2,639,476	—	2,639,476
					11,955,499	—	11,955,499

				Building Materials: 0.0%
31,700	—	31,700	@,L,Q	Owens Corning, Inc.	640,974	—	640,974
					640,974	—	640,974

				Chemicals: 1.1%
—	282,000	282,000		Air Products & Chemicals, Inc.	—	27,813,660	27,813,660
24,700	—	24,700	Q	Celanese Corp.	1,045,304	—	1,045,304
18,000	—	18,000	Q	Monsanto Co.	2,010,420	—	2,010,420
40,400	—	40,400	@@,L,Q	Potash Corp. of Saskatchewan	5,815,984	—	5,815,984
					8,871,708	27,813,660	36,685,368

				Coal: 0.1%
25,900	—	25,900	L.Q	Arch Coal, Inc.	1,163,687	—	1,163,687
29,100	—	29,100	L,Q	Peabody Energy Corp.	1,793,724	—	1,793,724
					2,957,411	—	2,957,411

				Commercial Services: 0.0%
19,600	—	19,600	@,L,Q	Monster Worldwide, Inc.	635,040		635,040
27,700	—	27,700	L,Q	Moody’s Corp.	988,890		988,890
					1,623,930	—	1,623,930

				Computers: 2.8%
22,100	—	22,100	@,Q	Affiliated Computer Services, Inc.	996,710	—	996,710
—	171,200	171,200	@	Apple, Inc.	—	33,911,296	33,911,296
201,100	—	201,100	@,L,Q	Brocade Communications Systems, Inc.	1,476,074	—	1,476,074
24,000	—	24,000	@	Cognizant Technology Solutions Corp.	814,560	—	814,560
77,400	1,054,200	1,131,600	@,L,Q	Dell, Inc.	1,897,074	25,838,442	27,735,516
41,500	—	41,500	Q	Hewlett-Packard Co.	2,094,920	—	2,094,920
18,200	—	18,200	@,Q	Network Appliance, Inc.	454,272	—	454,272
91,100	—	91,100	@,@@,L,Q	Qimonda AG ADR	651,365	—	651,365
168,300	—	168,300	@,L,Q	Sandisk Corp.	5,582,511	—	5,582,511
94,900	591,950	686,850	L	Seagate Technology, Inc.	2,419,950	15,094,725	17,514,675
—	2,600	2,600		Seagate Technology, Inc. - Escrow	—	—	—

49,075	—	49,075	@,L,Q	Sun Microsystems, Inc.	889,730	—	889,730
					17,277,166	74,844,463	92,121,629

				Cosmetics/Personal Care: 2.1%
34,100	—	34,100	@,L,Q	Bare Escentuals, Inc.	826,925	—	826,925
11,500	—	11,500	Q	Estee Lauder Cos., Inc.	501,515	—	501,515
—	906,692	906,692		Procter & Gamble Co.	—	66,569,327	66,569,327
					1,328,440	66,569,327	67,897,767

				Diversified Financial Services: 6.7%
58,300	—	58,300	@,L,Q	AmeriCredit Corp.	745,657	—	745,657
—	151,400	151,400	L	Bear Stearns Cos., Inc.	—	13,361,050	13,361,050
—	1,055,476	1,055,476	L	Citigroup, Inc.	—	31,073,213	31,073,213
83,000	—	83,000	Q	Fannie Mae	3,318,340	—	3,318,340
82,300	—	82,300	L,Q	Freddie Mac	2,803,961	—	2,803,961
34,100	—	34,100	Q	Goldman Sachs Group, Inc.	7,333,205	—	7,333,205
98,300	—	98,300	L,Q	IndyMac Bancorp., Inc.	584,885	—	584,885
—	1,377,250	1,377,250		Invesco Ltd.	—	43,218,105	43,218,105
231,460	998,950	1,230,410		JPMorgan Chase & Co.	10,103,229	43,604,168	53,707,397
—	309,800	309,800	@@,L	Lazard Ltd.	—	12,602,664	12,602,664
55,800	581,000	636,800	L,Q	Lehman Brothers Holdings, Inc.	3,651,552	38,020,640	41,672,192
199,300	—	199,300	L,Q	SLM Corp.	4,013,902	—	4,013,902
—	347,600	347,600	@,L	TD Ameritrade Holding Corp.	—	6,972,856	6,972,856
					32,554,731	188,852,696	221,407,427

				Electric: 3.1%
45,200	—	45,200	@,Q	AES Corp.	966,828	—	966,828
20,300	—	20,300	Q	Allegheny Energy, Inc.	1,291,283	—	1,291,283
98,000	—	98,000	L,Q	CMS Energy Corp.	1,703,240	—	1,703,240
54,900	—	54,900	Q	Edison International	2,930,013	—	2,930,013
—	321,500	321,500		Exelon Corp.	—	26,247,260	26,247,260
—	824,150	824,150	@,L	NRG Energy, Inc.	—	35,718,661	35,718,661
—	398,100	398,100	L	NSTAR	—	14,419,182	14,419,182
—	406,500	406,500		PG&E Corp.	—	17,516,085	17,516,085
34,750	—	34,750	L,Q	Pinnacle West Capital Corp.	1,473,748	—	1,473,748
					8,365,112	93,901,188	102,266,300

				Electrical Components & Equipment: 0.1%
25,800	—	25,800	Q	Emerson Electric Co.	1,461,828	—	1,461,828
11,400	—	11,400	@,L,Q	Energizer Holdings, Inc.	1,278,282	—	1,278,282
					2,740,110	—	2,740,110

				Electronics: 0.2%
39,000	—	39,000	@,Q	Agilent Technologies, Inc.	1,432,860	—	1,432,860
78,000	—	78,000	@,@@,L,Q	Flextronics International Ltd.	940,680	—	940,680
182,700	—	182,700	L,Q	Jabil Circuit, Inc.	2,789,829	—	2,789,829
					5,163,369	—	5,163,369

				Engineering & Construction: 0.2%
38,600	—	38,600	Q	Fluor Corp.	5,624,792	—	5,624,792
					5,624,792	—	5,624,792

				Environmental Control: 1.2%
—	1,206,550	1,206,550		Waste Management, Inc.	—	39,417,989	39,417,989
					—	39,417,989	39,417,989

				Food: 1.4%
38,100	—	38,100	Q	Campbell Soup Co.	1,361,313	—	1,361,313
15,100	—	15,100	Q	General Mills, Inc.	860,700	—	860,700
146,281	1,039,083	1,185,364	Q	Kraft Foods, Inc.	4,773,149	33,905,278	38,678,427
211,800	—	211,800	Q	Sara Lee Corp.	3,401,508	—	3,401,508
41,700	—	41,700	@@,Q	Unilever NV ADR	1,520,382	—	1,520,382
					11,917,052	33,905,278	45,822,330

				Healthcare-Products: 4.3%
117,100	—	117,100	Q	Baxter International, Inc.	6,797,655	—	6,797,655
—	1,383,260	1,383,260		Johnson & Johnson	—	92,263,442	92,263,442
79,500	—	79,500	Q	Medtronic, Inc.	3,996,465	—	3,996,465
—	986,600	986,600	@	St. Jude Medical, Inc.	—	40,095,424	40,095,424
					10,794,120	132,358,866	143,152,986

				Healthcare-Services: 1.3%
—	345,647	345,647	@,W,L	Covance, Inc.	—	29,939,943	29,939,943
56,500	—	56,500	@,Q	DaVita, Inc.	3,183,775	—	3,183,775
187,000	—	187,000	Q	UnitedHealth Group, Inc.	10,883,400	—	10,883,400
					14,067,175	29,939,943	44,007,118

				Holding Companies-Diversified: 0.7%
—	723,100	723,100	@,@@	GEA Group AG	—	24,774,666	24,774,666
					—	24,774,666	24,774,666

				Home Builders: 0.0%
27,100	—	27,100	L,Q	Lennar Corp.	484,819	—	484,819
					484,819	—	484,819

				Home Furnishings: 0.2%
—	316,350	316,350	L,Q	Tempur-Pedic International, Inc.	—	8,215,610	8,215,610
					—	8,215,610	8,215,610

				Household Products/Wares: 0.5%
30,100	—	30,100	@,L,Q	Jarden Corp.	710,661	—	710,661
—	207,350	207,350		Kimberly-Clark Corp.	—	14,377,649	14,377,649
					710,661	14,377,649	15,088,310

				Insurance: 4.7%
28,600	—	28,600	Q	Aflac, Inc.	1,791,218	—	1,791,218
75,800	—	75,800	L,Q	AMBAC Financial Group, Inc.	1,953,366	—	1,953,366
111,200	355,300	466,500	Q	American International Group, Inc.	6,482,960	20,713,990	27,196,950
—	432,800	432,800	L	Assurant, Inc.	—	28,954,320	28,954,320
29	—	29	@,L,Q	Berkshire Hathaway, Inc. — Class A	4,106,400	—	4,106,400

78,200	—	78,200	Q	Marsh & McLennan Cos., Inc.	2,069,954	—	2,069,954
101,100	1,108,450	1,209,550	L,Q	MBIA, Inc.	1,883,493	20,650,424	22,533,917
—	375,700	375,700	L	Principal Financial Group, Inc.	—	25,863,188	25,863,188
63,100	—	63,100	L,Q	Progressive Corp.	1,208,996	—	1,208,996
—	472,000	472,000		Protective Life Corp.	—	19,361,440	19,361,440
—	333,100	333,100		Travelers Cos., Inc.	—	17,920,780	17,920,780
29,600	—	29,600	@@,L,Q	XL Capital Ltd.	1,489,176	—	1,489,176
					20,985,563	133,464,142	154,449,705

				Internet: 3.4%
200,300	—	200,300	@	eBay, Inc.	6,647,957	—	6,647,957
19,036	127,000	146,036	@	Google, Inc. — Class A	13,163,013	87,817,960	100,980,973
165,600	—	165,600	@,L,Q	Yahoo!, Inc.	3,851,856	—	3,851,856
					23,662,826	87,817,960	111,480,786

				Investment Companies: 0.4%
44,700	—	44,700	L,Q	American Capital Strategies Ltd.	1,473,312	—	1,473,312
—	692,262	692,262		KKR Private Equity Investors LP	—	12,571,478	12,571,478
					1,473,312	12,571,478	14,044,790

				Iron/Steel: 0.1%
6,800	—	6,800	Q	Allegheny Technologies, Inc.	587,520	—	587,520
9,200	—	9,200	L,Q	Cleveland-Cliffs, Inc.	927,360	—	927,360
15,900	—	15,900	Q	Nucor Corp.	941,598	—	941,598
					2,456,478	—	2,456,478

				Leisure Time: 0.0%
19,100	—	19,100	Q	Carnival Corp.	849,759	—	849,759
					849,759	—	849,759

				Lodging: 0.1%
21,900	—	21,900	@,L,Q	Las Vegas Sands Corp.	2,256,795	—	2,256,795
14,300	—	14,300	Q	Starwood Hotels & Resorts Worldwide, Inc.	629,629	—	629,629
					2,886,424	—	2,886,424

				Machinery — Construction & Mining: 0.0%
6,800	—	6,800	Q	Caterpillar, Inc.	493,408	—	493,408
					493,408	—	493,408

				Media: 2.4%
77,500	—	77,500	L,Q	CBS Corp. — Class B	2,111,875	—	2,111,875
79,500	—	79,500	@,L,Q	Comcast Corp. - Class A	1,451,670	—	1,451,670
32,900	—	32,900	L,Q	Gannett Co., Inc.	1,283,100	—	1,283,100
—	1,957,750	1,957,750		News Corp.-Class A	—	40,114,298	40,114,298
42,400	—	42,400	@,L,Q	Time Warner Cable, Inc.	1,170,240	—	1,170,240
73,050	562,900	635,950	Q	Time Warner, Inc.	1,206,056	9,293,479	10,499,535
17,700	—	17,700	@,L,Q	Viacom — Class B	777,384	—	777,384
144,800	540,100	684,900	L,Q	Walt Disney Co.	4,674,144	17,434,428	22,108,572
					12,674,469	66,842,205	79,516,674

				Metal Fabricate/Hardware: 1.2%
—	291,300	291,300		Precision Castparts Corp.	—	40,403,310	40,403,310
					—	40,403,310	40,403,310

				Mining: 2.0%
—	739,900	739,900		Alcoa, Inc.	—	27,043,345	27,043,345
135,200	—	135,200	@@.Q	Barrick Gold Corp.	5,685,160	—	5,685,160
12,700	290,400	303,100		Freeport-McMoRan Copper & Gold, Inc.	1,300,988	29,748,576	31,049,564
42,700	—	42,700	Q	Newmont Mining Corp.	2,085,041	—	2,085,041
					9,071,189	56,791,921	65,863,110

				Miscellaneous Manufacturing: 4.7%
21,400	834,850	856,250	L,Q	Cooper Industries Ltd.	1,131,632	44,146,868	45,278,500
33,800	—	33,800	Q	Danaher Corp.	2,965,612	—	2,965,612
285,900	1,479,231	1,765,131		General Electric Co.	10,598,312	54,835,093	65,433,405
69,700	—	69,700	Q	Illinois Tool Works, Inc.	3,731,738	—	3,731,738
25,200	—	25,200	L,Q	Leggett & Platt, Inc.	439,488	—	439,488
—	545,996	545,996		Roper Industries, Inc.	—	34,146,590	34,146,590
8,600	—	8,600	@@,Q	Siemens AG ADR	1,353,296	—	1,353,296
19,600	—	19,600	@@,Q	Tyco International Ltd.	777,140	—	777,140
					20,997,218	133,128,551	154,125,769

				Oil & Gas: 8.7%
12,700	—	12,700	Q	Anadarko Petroleum Corp.	834,263	—	834,263
—	285,100	285,100		Apache Corp.	—	30,659,654	30,659,654
22,032	—	22,032	Q	Chevron Corp.	2,056,247	—	2,056,247
26,900	—	26,900	Q	ConocoPhillips	2,375,270	—	2,375,270
11,400	—	11,400	Q	EOG Resources, Inc.	1,017,450	—	1,017,450
53,400	1,382,715	1,436,115		ExxonMobil Corp.	5,003,046	129,546,568	134,549,614
77,500	194,580	272,080	@@	Royal Dutch Shell PLC ADR - Class A	6,525,500	16,381,541	22,907,041
26,053	—	26,053	@@,Q	Royal Dutch Shell PLC ADR - Class B	2,162,399	—	2,162,399
—	507,700	507,700		Sunoco, Inc.	—	36,777,788	36,777,788
—	245,750	245,750		Tesoro Petroleum Corp.	—	11,722,275	11,722,275
—	762,688	762,688		XTO Energy, Inc.	—	39,171,656	39,171,656
					19,974,175	264,259,482	284,233,657

				Oil & Gas Services: 2.3%
33,000	—	33,000	L,Q	Baker Hughes, Inc.	2,676,300	—	2,676,300
119,100	1,065,300	1,184,400		BJ Services Co.	2,889,366	25,844,178	28,733,544
—	653,827	653,827		Halliburton Co.	—	24,786,582	24,786,582
74,900	102,300	177,200		Schlumberger Ltd.	7,367,913	10,063,251	17,431,164
52,900	—	52,900	@,L,Q	Weatherford International Ltd.	3,628,940	—	3,628,940
					16,562,519	60,694,011	77,256,530

				Pharmaceuticals: 6.5%
38,000	1,110,150	1,148,150		Abbott Laboratories	2,133,700	62,334,923	64,468,623
64,100	—	64,100	Q	Allergan, Inc.	4,117,784	—	4,117,784
120,700	—	120,700	@@,Q	AstraZeneca PLC ADR	5,168,374	—	5,168,374
93,600	—	93,600	Q	Bristol-Myers Squibb Co.	2,482,272	—	2,482,272
135,700	—	135,700	@,Q	Forest Laboratories, Inc.	4,946,265	—	4,946,265

—	166,598	166,598	@	Gilead Sciences, Inc.	—	7,665,174	7,665,174
—	554,300	554,300	@,L	Hospira, Inc.	—	23,635,352	23,635,352
91,500	—	91,500	@,L,Q	ImClone Systems, Inc.	3,934,500	—	3,934,500
—	997,400	997,400		Merck & Co., Inc.	—	57,958,914	57,958,914
128,400	—	128,400		Pfizer, Inc.	2,918,532	—	2,918,532
99,200	—	99,200	@@,Q	Sanofi-Aventis ADR	4,516,576	—	4,516,576
70,600	—	70,600	@,L,Q	Sepracor, Inc.	1,853,250	—	1,853,250
43,200	580,950	624,150	@@,L	Teva Pharmaceutical Industries Ltd. ADR	2,007,936	27,002,556	29,010,492
28,700	—	28,700	Q	Wyeth	1,268,253	—	1,268,253
					35,347,442	178,596,919	213,944,361

				Retail: 5.0%
—	871,900	871,900	@,L	Aeropostale, Inc.	—	23,105,350	23,105,350
108,000	—	108,000	Q	Best Buy Co., Inc.	5,686,200	—	5,686,200
18,400	—	18,400	@,Q	Coach, Inc.	562,672	—	562,672
22,400	—	22,400	Q	Costco Wholesale Corp.	1,562,624	—	1,562,624
—	599,200	599,200		CVS Caremark Corp.	—	23,818,200	23,818,200
88,012	—	88,012	@,L,Q	Hanesbrands, Inc.	2,391,286	—	2,391,286
70,800	633,550	704,350	L	Home Depot, Inc.	1,907,352	17,067,837	18,975,189
—	321,700	321,700	@,L	Kohl’s Corp.	—	14,733,860	14,733,860
—	845,100	845,100	L	Liz Claiborne, Inc.	—	17,197,785	17,197,785
269,600	—	269,600	Q	Lowe’s Cos., Inc.	6,098,352	—	6,098,352
36,500	171,350	207,850	L	McDonald’s Corp.	2,150,215	10,094,229	12,244,444
31,700	—	31,700	L,Q	Nordstrom, Inc.	1,164,341	—	1,164,341
45,800	—	45,800	@,Q	Starbucks Corp.	937,526	—	937,526
169,500	—	169,500	L,Q	Target Corp.	8,475,000	—	8,475,000
—	470,150	470,150		TJX Cos., Inc.	—	13,507,410	13,507,410
62,600	—	62,600	@,L,Q	Urban Outfitters, Inc.	1,706,476	—	1,706,476
24,800	—	24,800	Q	Walgreen Co.	944,384	—	944,384
—	252,200	252,200		Wal-Mart Stores, Inc.	—	11,987,066	11,987,066
					33,586,428	131,511,737	165,098,165

				Savings & Loans: 0.6%
229,300	—	229,300	Q	Hudson City Bancorp., Inc.	3,444,086	—	3,444,086
—	736,550	736,550	L	People’s United Financial, Inc.	—	13,110,590	13,110,590
243,300	—	243,300	L,Q	Washington Mutual, Inc.	3,311,313	—	3,311,313
					6,755,399	13,110,590	19,865,989

				Semiconductors: 5.0%
161,300	—	161,300	L,Q	Altera Corp.	3,116,316	—	3,116,316
332,800	—	332,800	Q	Applied Materials, Inc.	5,910,528	—	5,910,528
97,800	2,784,350	2,882,150		Intel Corp.	2,607,348	74,230,766	76,838,114
114,900	—	114,900	L,Q	KLA-Tencor Corp.	5,533,584	—	5,533,584
25,000	—	25,000	@,L,Q	Lam Research Corp.	1,080,750	—	1,080,750
15,750	—	15,750	L,Q	Linear Technology Corp.	501,323	—	501,323
—	1,062,050	1,062,050		Maxim Integrated Products	—	28,123,084	28,123,084
421,600	—	421,600	@,L,Q	Micron Technology, Inc.	3,056,600	—	3,056,600
4,900	—	4,900	@,L,Q	Silicon Laboratories, Inc.	183,407	—	183,407
—	3,966,998	3,966,998	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	—	39,511,300	39,511,300
34,000	—	34,000	Q	Xilinx, Inc.	743,580	—	743,580
					22,733,436	141,865,150	164,598,586

				Software: 5.4%
—	493,350	493,350	@,L	Adobe Systems, Inc.	—	21,080,846	21,080,846
18,700	—	18,700	@,L,Q	Cerner Corp.	1,054,680	—	1,054,680
212,000	3,237,011	3,449,011	L	Microsoft Corp.	7,547,200	115,237,592	122,784,792
77,800	1,284,550	1,362,350	@	Oracle Corp.	1,756,724	29,005,139	30,761,863
41,300	—	41,300	Q	Paychex, Inc.	1,495,886	—	1,495,886
20,100	—	20,100	@@,L,Q	SAP AG ADR	1,026,105	—	1,026,105
56,500	—	56,500	@,L,Q	Verifone Holdings, Inc.	1,313,625	—	1,313,625
					14,194,220	165,323,577	179,517,797

				Telecommunications: 6.8%
47,400	—	47,400	@,L,Q	American Tower Corp.	2,019,240	—	2,019,240
117,900	1,216,350	1,334,250		AT&T, Inc.	4,899,924	50,551,506	55,451,430
19,000	—	19,000	@,L,Q	Ciena Corp.	648,090	—	648,090
249,900	1,990,450	2,240,350	@,Q	Cisco Systems, Inc.	6,764,793	53,881,482	60,646,275
35,800	—	35,800	Q	Corning, Inc.	858,842	—	858,842
339,700	—	339,700	@,L,Q	Level 3 Communications, Inc.	1,032,688	—	1,032,688
35,800	—	35,800	@,L,Q	Polycom, Inc.	994,524	—	994,524
135,700	1,069,050	1,204,750		Qualcomm, Inc.	5,339,795	42,067,118	47,406,913
—	2,210,700	2,210,700	@,L	Qwest Communications International, Inc.	—	15,497,007	15,497,007
152,500	—	152,500	@,L,Q	Time Warner Telecom, Inc.	3,094,225	—	3,094,225
39,300	806,600	845,900		Verizon Communications, Inc.	1,717,017	35,240,354	36,957,371
					27,369,138	197,237,467	224,606,605

				Toys/Games/Hobbies: 0.9%
—	53,000	53,000	@@	Nintendo Co., Ltd.	—	31,119,055	31,119,055
					—	31,119,055	31,119,055

				Transportation: 0.3%
19,400	—	19,400	L,Q	FedEx Corp.	1,729,898	—	1,729,898
115,500	—	115,500	L,Q	United Parcel Service, Inc. — Class B	8,168,160	—	8,168,160
					9,898,058	—	9,898,058

				Total Common Stock	467,452,173	2,737,567,597	3,205,019,770
				(Cost $)	439,952,194	2,420,852,039	2,860,804,233

REAL ESTATE INVESTMENT TRUSTS: 0.1%
				Office Property: 0.0%
31,600	—	31,600	Q	Douglas Emmett, Inc.	714,476	—	714,476
					714,476	—	714,476

				Regional Malls: 0.1%
18,100	—	18,100	Q	General Growth Properties, Inc.	745,358	—	745,358
					745,358	—	745,358

				Total Real Estate Investment Trusts	1,459,834	—	1,459,834
				(Cost $)	1,330,249	—	1,330,249

EXCHANGE-TRADED FUNDS: 0.1%
				Exchange-Traded Funds: 0.1%
26,100	—	26,100	L,Q	SPDR Trust Series 1	3,816,081	—	3,816,081

				Total Exchange-Traded Funds	3,816,081	—	3,816,081
				(Cost $)	3,880,973	—	3,880,973

PREFERRED STOCK: 0.1%
				Diversified Financial Services: 0.0%
400	—	400	Q	SLM Corp., 7.250%, due 12/15/10	400,000	—	400,000
					400,000	—	400,000

				Pharmaceuticals: 0.0%
4,300	—	4,300	Q	Schering-Plough Corp., 6.000%, due 08/13/10	1,044,083	—	1,044,083
					1,044,083	—	1,044,083

				Savings & Loans: 0.1%
2,180	—	2,180	Q	Washington Mutual, Inc., 7.750%, due 12/31/49	1,929,300	—	1,929,300
					1,929,300	—	1,929,300

				Total Preferred Stock	3,373,383	—	3,373,383
				(Cost $)	3,626,508	—	3,626,508

Principal
Amount						Value
RIGHTS: 0.0%
				Electric: 0.0%
$—	$20,000,000	$20,000,000	X	Mirant Corp.-Escrow, due 06/15/21	—	—	—
—	10,000,000	10,000,000	X	Southern Energy Escrow, due 07/15/09	—	—	—

				Total Rights	—	—	—
				(Cost $)	—	—	—

CONVERTIBLE BONDS: 0.0%
				Auto Manufacturers:0.0%
1,415,000	—	1,415,000	C,Q	Ford Motor Co., 4.250%, due 12/15/36	$1,413,231	$—	$1,413,231

				Total Convertible Bonds	1,413,231	—	1,413,231
				(Cost $)	1,423,633	—	1,423,633

				Total Long-Term Investments	477,514,702	2,737,567,597	3,215,082,299
				(Cost $)	450,213,557	2,420,852,039	2,871,065,596

Shares						Value
SHORT-TERM INVESTMENTS: 15.9%
				Mutual Fund:1.8%
—	59,925,000	59,925,000	**,S	ING Institutional Prime Money Market Fund	$—	$59,925,000	$59,925,000

				Total Mutual Fund	—	59,925,000	59,925,000
				(Cost $)	—	59,925,000	59,925,000

Principal
Amount							Value
				U.S. Government Agency Obligations: 0.2%
$5,742,000	$—	$5,742,000	Z,Q	Federal Home Loan Bank, 3.050%, due 01/02/08		$5,741,027	$—	$5,741,027

				Total U.S. Government Agency Obligations		5,741,027	—	5,741,027
				(Cost $)		5,741,027	—	5,741,027

				Repurchase Agreement: 0.2%
—	5,682,000	5,682,000		Deutsche Bank Repurchase Agreement dated 12/31/07, 4.250%, due 01/02/08, $5,683,342 to be received upon repurchase (Collateralized by $5,804,000 Federal Home Loan Bank, Discount Note, Market Value $5,796,355, due 01/11/08)		—	5,682,000	5,682,000

				Total Repurchase Agreement		—	5,682,000	5,682,000
				(Cost $)		—	5,682,000	5,682,000

				Securities Lending Collateral(cc): 13.7%
116,153,896	336,741,398	452,895,294		Bank of New York Mellon Corp. Institutional Cash Reserves		116,153,896	336,741,398	452,895,294

				Total Securities Lending Colalteral		116,153,896	336,741,398	452,895,294
				(Cost $)		116,153,896	336,741,398	452,895,294

				Total Short-Term Investments		121,894,923	402,348,398	524,243,321
				(Cost $)		121,894,923	402,348,398	524,243,321

				Total Investments in Securities	113.1%	$599,409,625	$3,139,915,995	$3,739,325,620
				(Cost $)*		572,108,480	2,823,200,437	3,395,308,917
				Other Assets and Liabilities - Net	(13.1)	(114,520,447)	(317,420,997)	(431,941,444)
				Net Assets	100.0%	484,889,178	2,822,494,998	3,307,384,176

				Pro-forma Adjustment			—	—
				Net Assets	100.0%	$484,889,178	$2,822,494,998	$3,307,384,176

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at December 31, 2007.
Q	If the Reorganization is approved, the portfolio security is expected to be sold shortly prior to or after the Reorganization.
X	Fair value determined by ING Funds Valuation Committee appointed by the Fund’s Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
**	Investment in affiliate

*	Cost for federal income tax purposes is	$573,033,298	$2,840,254,096	$3,413,287,394

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$76,268,227	$392,250,994	$468,519,221
	Gross Unrealized Depreciation	(49,891,900)	(92,589,095)	(142,480,995)
	Net Unrealized Appreciation	$26,376,327	$299,661,899	$326,038,226

ING VP Growth and Income Portfolio Open Futures Contracts on December 31, 2007:

Number of Contracts			Long Contracts	Notional Market Value	Expiration Date	Unrealized Depreciation
—	55	55	S&P 500	$20,311,500	03/19/08	$—	$(272,929)	$(272,929)
						$—	$(272,929)	$(272,929)

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Directors/Trustees (“Board”) of ING Capital Guardian U.S. Equities Portfolio (“Capital Guardian U.S. Equities”) and ING VP Growth and Income Portfolio (“VP Growth and Income”), (each, a “Portfolio” or collectively, the “Portfolios”) approved an Agreement and Plan of Reorganization dated March 27, 2008, respectively (the “Plan”) whereby, subject to approval by the shareholders of Capital Guardian U.S. Equities, VP Growth and Income will acquire all of the assets of Capital Guardian U.S. Equities, subject to the liabilities of such Portfolio, in exchange for issuing shares of VP Growth and Income to shareholders of Capital Guardian U.S. Equities in a number equal in value to net assets of Capital Guardian U.S. Equities (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with VP Growth and Income as the accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2007.  The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of Capital Guardian U.S. Equities and VP Growth and Income at December 31, 2007.  The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended December 31, 2007.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Capital Guardian U.S. Equities and VP Growth and Income under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of VP Growth and Income for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Portfolio.  Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common VP Growth and Income issued in connection with the proposed acquisition of Capital Guardian U.S. Equities by VP Growth and Income as of December 31, 2007. The number of additional shares issued was calculated by dividing the net assets of each class of Capital Guardian U.S. Equities by the respective class net asset value per share of VP Growth and Income.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on December 31, 2007.  Capital Guardian U.S. Equities’ expenses were adjusted assuming VP Growth and Income’s fee structure was in effect for the twelve months ended December 31, 2007, as adjusted for contractual changes made in conjunction with the merger.

Note 5 – Merger Costs:

Directed Services, LLC, or an affiliate will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGER’S REPORT FOR ING VP GROWTH AND INCOME PORTFOLIO

Set forth below is an excerpt from VP Growth and Income Portfolio’s annual report dated December 31, 2007.

* * * *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2006

After recording a solid, if frequently nervous, 8.2% in the first half of the reporting period, global equities in the form of the Morgan Stanley Capital International World IndexSM(1) (“MSCI World IndexSM”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) succumbed to a 3.2% loss in the second half of the reporting period, as some important debt markets all but seized up, the crisis threatening the solvency of financial institutions and forcing central bankers to throw lifelines to stranded borrowers, while investors fled to the safe haven of short Treasuries.  By year-end, confidence was wavering, oil was nudging $100 per barrel and markets seemed to be pricing in a recession.  In currencies, the yen strengthened as “carry trades” were unwound in the flight from risk.  The euro benefited from the European Central Bank’s implacable refusal to match the Federal Reserve Board (the “Fed”) and reduce interest rates.  But the pound finally gave back some of its recent gains as the UK housing market started to sag.  For the second six months, the dollar fell 8.5% and 8.9% against the euro and yen respectively, but rose 0.3% against the pound.

A relentlessly deteriorating housing market had caused alarm in the sub-prime mortgage loan sector, where lax lending standards in a low interest rate environment, had driven foreclosure rates inexorably higher.  The problem had been exacerbated over the years by the business of securitizing the loans.  They would be sliced, diced and repackaged for handsome fees into other securities, then sold on in their billions worldwide to financial institutions, which purchased them by issuing commercial paper, over the cost of which an effortless profit could apparently be made.

At one level this spreads the loan risk.  But when the originator is removed from those taking the risk another is created.  Like the banking business in its simplest form, everything depends on confidence.  When it became obvious that these securities, many of them rated A or higher, were ultimately backed by sub-prime and not so sub-prime mortgages with questionable repayment prospects, confidence evaporated.  The asset-backed commercial paper market contracted sharply.  Banks stopped lending to each other.  The structured investment vehicles, their investors and sponsoring banks would have to bear huge losses, but which ones and how much?

The Fed’s first response to the liquidity and resulting economic threats was to reduce the discount rate, (the rate it will lend to banks), by 50 basis points (0.50%) on August 17, 2007 and another 100 basis points (1.00%) in three steps by year end, with matching cuts in the federal funds rate.

But it was no good.  Using the discount window had a stigma attached to it while the liquidity problem was not an overnight one.  The one-month London Interbank Offered Rate (“LIBOR”) continued to rise even as the Fed eased.  A procession of financial institutions announced heavy write- downs of mortgage-backed assets, along with various capital saving and raising initiatives, including the tapping of billions of dollars from sovereign wealth funds based in the Middle-East and Asia, surely a development of historic significance.

The spread between the one-month LIBOR and the federal funds rate only drifted down after the announcement of coordinated central bank action to add liquidity where it was needed including in the U.S., the use of a “term auction facility” where loans would be auctioned and broader forms of collateral would be accepted.

But by year end global economic conditions were still clearly weakening and many felt that the U.S. might already be in or on the cusp of recession.

In U.S. fixed income markets, the Treasury yield curve steepened in the first half and continued to do so in the second.  The yield on the ten-year Treasury Note fell 100 basis points (1.00%) to 4.03%, while the yield on the three-month Bill fell 153 basis points (1.53%) to 3.14%.  The broader Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned 5.93% for the first half of the reporting period and 6.97% for the year ended December 31, 2007.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index((3)) (“S&P 500® Index”) including dividends, lost 1.4% in the second half, with the worst fourth quarter since 2000, after gaining 7% through June.  For a while, as the events described above played out, investors seemed to believe that the Fed had the will and the tools to keep any down turn brief.  The S&P 500® Index actually made a new high on October 9, 2007.  For the year ended December 31, 2007, the S&P 500® Index returned 5.49%.  But, the sense that a serious crisis was only just beginning to unfold and a succession of earnings disappointments especially among the financials sector, increasingly weighed on sentiment as the year wound down.  Bizarrely, gross domestic product (“GDP”) growth was being reported at a brisk 4.9% for the third quarter, even as S&P 500 companies were reporting a decline in operating profits, the first fall in more than five years.

Internationally, the MSCI Japan® Index(4) slumped 15.8% in the second half of the reporting period on a resumption of falling consumer prices and fading global growth, while the strengthening yen threatened all-important exports.  For the year ended December 31, 2007, the MSCI Japan® Index lost 4.23%.  The MSCI Europe ex UK® Index(5) lost 4.8% in the second six months of the reporting period.  A first half rally gave way to nervousness in mid-July after another rate increase and turned into a rout as the sub-prime debacle took shape.  U.S. rate cuts were not reciprocated by the European Central Bank, which, with headline inflation up to 3.1%, confined its response to making liquidity available to the banking system, a staggering †500 billion on December 18, 2007.  In the UK, stocks surged into the summer making the August 2007 slide even more violent than in continental Europe.  But similar inflation worries limited the Bank of England to one 0.25% rate reduction despite a clearly weakening housing market.  The MSCI UK® Index(5) fell 1.4% in the second half of the reporting period and returned 8.36% for the year ended December 31, 2007.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares,

when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

* * * *

ING VP GROWTH AND INCOME PORTFOLIO: PORTFOLIO MANAGER’S REPORT

VP Growth and Income Portfolio (the “Portfolio”) seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in acheiving total return. The Portfolio is managed by Christopher F. Corapi*, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2007, the Portfolio’s Class I shares provided a total return of 7.40% compared to the Standard & Poor’s 500® Composite Stock Price Index(1) (“S&P 500® Index”), which returned 5.49% for the same period.

Portfolio Specifics: The Portfolio outperformed its benchmark as a result of solid stock selection and sector allocation decisions. In particular, our stock picks within financials, industrials and health care contributed the most to performance. Underweighting the financials and consumer discretionary sectors throughout most of the year also aided relative returns. Stock selection in the consumer discretionary and energy sectors detracted from performance.

In the financial sector, Deutsche Boerse (sold), the European stock exchange and trading system provider, had a positive impact during the period. This stock was among the capital markets-oriented stocks whose earnings streams were viewed as more insulated from direct effects of the credit crisis. Precision Castparts Corp. and BE Aerospace, Inc. were two industrial names that have benefited from strength in the aerospace market. We believe this cycle could extend even further once the legacy carriers in the United States and Europe re-enter the market, and the next generation narrow body plane is introduced. In health care, our position in Covance, Inc. continues to benefit from the trend for pharmaceutical and biotech companies to outsource more early stage drug development and toxicology testing to contract research organizations.

Our investment in Omnicare, a geriatric pharmaceutical services company, was hurt during the quarter by rumors that the Department of Justice would launch an investigation into their business practices. We sold the position in December, as we believed that an investigation would overshadow management’s turnaround efforts. Within consumer discretionary, Liz Claiborne, Inc. declined due to concerns over a continued housing crisis. We believe that lower guidance from the company going forward leaves room for a potential earnings surprise. The company has several strategic options, such as brand divestitures, that could enhance shareholder value. The biggest detractor from performance this year was bond guarantor MBIA, which declined due to exposure to collateralized debt obligations (“CDOs”) and where fears of write downs prompted the company to seek additional outside capital and to shore up loss reserves.

Current Strategy and Outlook: Currently, the Portfolio is positioned in companies that we believe have strong or improving competitive positions, robust end markets or superior capital allocation opportunities. We believe each stock possesses an attractive valuation and a clear catalyst to improve it. Top holdings include Microsoft Corp., Google, Inc. and Johnson & Johnson (“JNJ”). We believe Microsoft Corp. will benefit from an upcoming product cycle in its main business. We believe that this is a major product cycle for Microsoft Corp. and while many are skeptical about the features, we believe that the new operating system and the Office application will be strong. Google, Inc. should be well positioned due to a secular trend toward online advertising, international expansion and growth opportunities in video and display advertising. We find JNJ attractive as a defensive play, given its diverse sources of revenue in terms of product mix and geographic breadth.

*  Effective December 31, 2007, Scott Lewis is no longer a Portfolio Manager to the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Industry Allocation
as of December 31, 2007
(as a percent of net assets)

*	Includes short-term investments related to ING Institutional Prime Money Market Fund, repurchase agreement and securities lending collateral.
(1)	Includes six industries, which each represents 2.1% - 3.1% of net assets.
(2)	Includes fifteen industries, which each represents less than 2.1% of net assets.

Portfolio holdings are subject to change daily.

Top Ten Holdings*
as of December 31, 2007
(as a percent of net assets)

ExxonMobil Corp.	4.6%
Microsoft Corp.	4.1%
Johnson & Johnson	3.3%
Google, Inc. - Class A	3.1%
Intel Corp.	2.6%
Altria Group, Inc.	2.5%
Procter & Gamble Co.	2.4%
Abbott Laboratories	2.2%
Merck & Co., Inc.	2.1%
General Electric Co.	1.9%

*  Excludes short-term investments related to ING Institutional Prime Money Market Fund and securities lending collateral.

Portfolio holdings are subject to change daily.

Average Annual Total Returns for the Periods Ended December 31, 2007

	1 Year	5 Year	10 Year	Since Inception of Class ADV December 20, 2006		Since Inception of Class S June 11, 2003
Class ADV	6.66%	—	—	6.22%		—
Class I	7.40%	12.62%	2.87%	—		—
Class S	7.13%	—	—	—		10.72%
S&P 500® Index(1)	5.49%	12.83%	5.91%	5.49	%(2)	11.65	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Growth and Income Portfolio against the index indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

(2)  Since inception performance for the index is shown from January 1, 2007.

(3)  Since inception performance for the index is shown from June 1, 2003.

Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.3 of the Declaration of Trust of ING Variable Funds (the “Trust” or the “Registrant”), as amended, provides the following:

5.3 Indemnification. The Trust shall indemnify its Trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)           Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)           The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)           No indemnification shall be provided hereunder to a Trustee, officer, employee or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)           The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)           In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Trust, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of  duties.

(f)            The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a Trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking, (ii) the Trust is insured against losses arising by reason of any lawful advances or  (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)           No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, ING Variable Funds’ officers and Trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2007.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of ING Variable Funds pursuant to the foregoing provisions or otherwise, ING Variable Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Funds of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Funds in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, ING Variable Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)           (a)           Amended and Restated Declaration of Trust dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)           Certificate of Amendment of Amended and Restated Declaration of Trust dated June 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(c)           Certificate Evidencing Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value dated April 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(d)           Re-Designation of Classes of Shares of Beneficial Interest, $1.00 Par value, effective April 30, 2004 (redesignation of Class R shares to Class I shares) – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(e)           Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Adviser Class shares) effective April 29, 2005. – Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(2)           Second Amended and Restated Bylaws – Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(3)           Not Applicable.

(4)           Agreement and Plan of Reorganization between ING Variable Funds, on behalf of its ING VP Growth and Income Portfolio series, and ING Investors Trust, on behalf of its ING Capital Guardian U.S. Equities Portfolio series – Filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds as filed on April 17, 2008, File No. 333-150301, and incorporated herein by reference.

(5)           Instruments Defining Rights of Holders – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

(6)           (a)           Investment Management Agreement between the ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)    Amended Schedule A to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(ii)   Amendment to Investment Management Agreement, dated March 1, 2002 between the ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) effective January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(b)           Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)    First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (ING IM) (formerly known as Aeltus Investment Management, Inc.)  effective as of July 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)   Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and ING IM – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(iii)  Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (ING IM) (formerly known as Aeltus Investment Management, Inc.) effective as of January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(7)           Distribution Agreement between ING Variable Funds (formerly known as Aetna Variable Fund) and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(a)           Substitution Agreement between ING Variable Funds and ING Funds Distributor, LLC, dated October 8, 2002 - Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(b)           Amended Schedule of Approvals to Distribution Agreement between ING Variable Funds and ING Funds Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)           Directors’ Deferred Compensation Plan dated September 24, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

(9)           (a)           Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A dated April 30, 2007 to the Custody Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(b)           Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A dated April 30, 2007 to the Foreign Custody Manager Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(ii)   Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of October 25, 2003 – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(c)           Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Form of Amended Exhibit A dated April 30, 2007 to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(10)         (a)           Restated Distribution Plan for Class S shares effective March 24, 2004 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(b)           Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(c)           Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Funds, effective May 2, 2005 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(11)         Opinion and Consent of Counsel – Filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds as filed on April 17, 2008, File No. 333-150301, and incorporated herein by reference.

(12)         Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)         (a)           Administration Agreement between ING Funds Services, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)    Amended Schedule A to the Administration Agreement between ING Variable Funds and ING Funds Services, LLC – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(b)           License Agreement between Aetna Life and Casualty Company and Aetna Variable Fund dated August 8, 1974 – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on April 11, 1997 and incorporated herein by reference.

(c)           Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Amended Exhibit A dated April 30, 2007 to the Fund Accounting Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(d)           Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Amended Schedule A to the Allocation Agreement, dated December 2005 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(e)           Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)    Amended Schedule A to the Allocation Agreement (Directors and Officers Liability) dated December 2006 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(f)            Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(g)           Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)           Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)   Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)  Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.)

executed December 31, 1999 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iv)  Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(v)   Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vi)  Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(9)           Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated July 16, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)    Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares – Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(14)         Consent of independent auditors – Filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds as filed on April 17, 2008, File No. 333-150301, and incorporated herein by reference.

(15)         Not applicable.

(16)         Powers of attorney – Filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds as filed on April 17, 2008, File No. 333-150301, and incorporated herein by reference.

(17)         Not Applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this Registration Statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 29th day of May, 2008.

ING VARIABLE FUNDS

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	May 29, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	May 29, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	May 29, 2008
Albert E. DePrince, Jr.*

	Trustee	May 29, 2008
Maria T. Fighetti*

	Trustee	May 29, 2008
Sidney Koch*

	Trustee	May 29, 2008
Fredric A.Nelson III*

	Trustee	May 29, 2008
Corine T. Norgaard*

	Trustee	May 29, 2008
Joseph E. Obermeyer*

	Trustee	May 29, 2008
Russell Jones*

* By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Assistant Secretary**

**

Executed pursuant to Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee which were filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds on April 17, 2008, File No. 333-150301, and incorporated herein by reference.

EXHIBIT INDEX

None